WADDELL & REED
                    FUNDS, INC.
                       Total Return Fund
                       Growth Fund
                       Science and Technology Fund
                       International Growth Fund
                       Asset Strategy Fund
                       Limited-Term Bond Fund
                       High Income Fund
                       Municipal Bond Fund

                    ANNUAL
                    REPORT
                    ----------------------------------------
                    For the fiscal year ended March 31, 1998

WADDELL & REED TOTAL RETURN FUND
MANAGERS' LETTER
MARCH 31, 1998
-----------------------------------------------------------------



Dear Shareholder:

     This report relates to the operation of the Total Return Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     During the last fiscal year, we experienced a dramatic economic event: the Asian financial crisis. While the general perception was that the U.S. and other economies would be impacted, the depth of the impact became the more important uncertainty. The financial markets quickly discounted the obvious Asia effect and began to refocus on a somewhat slower U.S. economy and potentially weaker corporate profits. In fact, a dramatic slowing in the Asian economies has occurred. However, the U.S. and Europe have been stronger than expected, offsetting some of the weakness in Asia.

     Our investment strategy remained unchanged. We continued to focus on large U.S. corporations which enjoy dominant global market leadership in their industries. Key investment themes that have received emphasis in the Fund's portfolio include: (a) industrial companies that are long-term beneficiaries of the great improvements in information technology; (b) consumer goods and services companies that are thriving in this continued long U.S. economic cycle;
(c) healthcare related issues, such as drugs, medical devices and medical services; and (d) technology leaders in semiconductors, software, networking equipment and telecommunications equipment.

     The strategies and techniques we applied resulted in the Fund's performance remaining below that of the S&P 500 Index and consistent with the Lipper Growth and Income Fund Universe Average, as both are charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index) and the universe of funds with similar investment objectives (the Lipper Growth and Income Fund Universe Average).

     We expect real U.S. economic growth in 1998 to be moderate with continued low inflation. We anticipate a moderate interest rate environment. The growth rate of U.S. corporate earnings is expected to slow as 1998 progresses. However, our concerns regarding Asian economic problems are being offset somewhat by continuing improvement observable in European economies. Although our outlook is positive, our expectations for performance of the U.S. stock market is for more normal returns compared to the extremely strong gains of the past three years.

     Thank you very much for your continued support and confidence in our organization.

Respectfully,


Russell E. Thompson
James D. Wineland
Managers, Waddell & Reed Funds, Inc. Total Return Fund

Comparison of Change in Value of $10,000 Investment in
                       Total Return Fund, Class B Shares,
                               The S&P 500 Index
             and The Lipper Growth and Income Fund Universe Average

                              Total                        Lipper
                             Return                    Growth and
                               Fund                   Income Fund
                            Class B      S & P 500       Universe
                             Shares          Index        Average
                          ---------      ---------     ----------
     09/30/92 Purchase       10,000         10,000         10,000
     03/31/93                11,147         10,962         11,053
     03/31/94                12,073         11,123         11,395
     03/31/95                12,818         12,855         12,509
     03/31/96                16,503         16,982         16,001
     03/31/97                18,472         20,334         18,490
     03/31/98                25,781         31,629         25,925

===== Total Return Fund, Class B Shares (1) (2) -- $25,781
+++++ The  S&P 500 Index (1)  -- $31,629
----- Lipper Growth & Income Fund Universe Average (1) -- $25,925

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.


         Average Annual Total Return *
                    Class B ** Class Y
         -----------------------------

Year Ended
   3/31/98          36.57%     40.63%
5 Years Ended
   3/31/98          18.26%     N/A
5+ Years Ended
   3/31/98***       18.59%     N/A
Life of
   Class Y ****     N/A        26.28%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 5+ Years).
 ***9/21/92 (the initial offering date) through 3/31/98
****12/29/95 (the date on which Fund Class Y shares were first acquired by investors) through 3/31/98.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
TOTAL RETURN FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Current income while
securities convertible into             seeking capital
common stocks.                          growth.


Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that have a record
                                        of paying regular dividends on common
                                        stock and also have the potential for
                                        capital appreciation.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Total Return Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year ended March 31, 1998
----------------------------------------

CAPITAL GAINS DISTRIBUTION       $0.78
                                 =====

NET ASSET VALUE ON
    3/31/98  $24.48 adjusted to:$25.26(A)
    3/31/97                      18.18
                                ------
CHANGE PER SHARE                $ 7.08
                                ======

Past performance is not necessarily indicative of future results.

(A)This number includes the capital gains distribution of $0.78 paid in December 1997 added to the actual net asset value on March 31, 1998.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-98           36.57%    39.57%
5-year period ended 3-31-98           18.26%    18.26%
Period from 9-21-92*
  through 3-31-98                     18.59%    18.59%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, Total Return Fund had net assets totaling $473,912,670 invested in a diversified portfolio of:

   86.09% Common Stocks
   13.91% Cash and Cash Equivalents



As a shareholder of Total Return Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

 $56.89  Manufacturing Stocks
  13.91  Cash and Cash Equivalents
   9.59  Finance, Insurance and Real Estate Stocks
   8.99  Wholesale and Retail Trade Stocks
   5.55  Transportation, Communication, Electric
           and Sanitary Services Stocks
   4.13  Services Stocks
   0.94  Agriculture, Forestry and Fisheries Stocks

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.57%
 Gap, Inc. (The)  ........................   165,750 $  7,458,750

Building Materials and Garden Supplies - 0.90%
 Home Depot, Inc. (The)  .................    63,300    4,268,762

Business Services - 0.46%
 ABM Industries Incorporated  ............    70,800    2,199,190

Chemicals and Allied Products - 17.89%
 Air Products and Chemicals, Inc.  .......    63,500    5,262,562
 Avon Products, Inc.  ....................    27,500    2,145,000
 Colgate-Palmolive Company  ..............    66,200    5,734,575
 Dow Chemical Company (The)  .............    31,800    3,088,575
 du Pont (E.I.) de Nemours and Company  ..   110,400    7,507,200
 Gillette Company (The)  .................   103,200   12,248,498
 Lilly (Eli) and Company  ................    74,000    4,412,250
 Merck & Co., Inc.  ......................    38,700    4,968,112
 Monsanto Company  .......................   101,100    5,257,200
 Novartis AG (A)  ........................     2,700    4,778,981
 PPG Industries, Inc.  ...................    69,000    4,687,653
 Pfizer Inc.  ............................    71,800    7,157,527
 Praxair, Inc.  ..........................    27,600    1,419,661
 Procter & Gamble Company (The)  .........    66,200    5,585,625
 Solutia Inc.  ...........................     8,340      248,115
 Union Carbide Corporation  ..............    48,300    2,421,038
 Warner-Lambert Company  .................    46,100    7,851,383
   Total .................................             84,773,955

Communication - 2.92%
 AirTouch Communications*  ...............    56,000    2,740,472
 Clear Channel Communications, Inc.*  ....    17,200    1,685,600
 Cox Communications, Inc.*  ..............    77,900    3,271,800
 Grupo Televisa, S.A., GDR*  .............    32,600    1,193,975
 SBC Communications Inc.  ................    50,800    2,216,150
 WorldCom, Inc.*  ........................    64,000    2,753,984
   Total .................................             13,861,981

Depository Institutions - 4.58%
 BankAmerica Corporation  ................    55,200    4,560,900
 Chase Manhattan Corporation (The)  ......    30,500    4,113,687
 Citicorp  ...............................    30,900    4,387,800
 Norwest Corporation  ....................   125,000    5,195,250
 U. S. Bancorp.  .........................    27,600    3,443,100
   Total .................................             21,700,737

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Eating and Drinking Places - 0.07%
 TRICON Global Restaurants, Inc.*  .......    11,050  $   332,185

Electric, Gas and Sanitary Services - 0.98%
 Duke Energy Corp.  ......................    78,300    4,663,705

Electronic and Other Electric Equipment - 10.07%
 Analog Devices, Inc.*  ..................   157,800    5,266,575
 Emerson Electric Co.  ...................    44,200    2,881,265
 General Electric Company  ...............   132,600   11,411,821
 General Instrument Corporation*  ........   141,400    2,960,492
 Intel Corporation  ......................   143,400   11,189,646
 Lucent Technologies Inc.  ...............    26,400    3,375,900
 Maytag Corporation  .....................   112,200    5,364,506
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   110,500    5,252,176
   Total .................................             47,702,381

Food and Kindred Products - 3.30%
 Bestfoods  ..............................    43,100    5,037,312
 Coca-Cola Company (The)  ................    63,900    4,948,224
 Corn Products International, Inc.*  .....    10,775      386,553
 Panamerican Beverages, Inc., Ordinary
   Class A ...............................    14,300      573,787
 PepsiCo, Inc.  ..........................   110,500    4,710,063
   Total .................................             15,655,939

Food Stores - 0.82%
 Kroger Co. (The)*  ......................    84,400    3,898,183

Forestry - 0.94%
 Georgia-Pacific Corporation  ............    23,500    1,521,625
 Georgia-Pacific Corporation,
   Timber Group ..........................    23,500      603,645
 Weyerhaeuser Company  ...................    41,400    2,339,100
   Total .................................              4,464,370

Furniture and Fixtures - 0.46%
 Lear Corporation*  ......................    38,600    2,176,075

Furniture and Home Furnishings Stores - 0.38%
 Circuit City Stores, Inc.  ..............    41,600    1,778,400

General Merchandise Stores - 3.70%
 Dayton Hudson Corporation  ..............    75,800    6,670,400
 Federated Department Stores, Inc.*  .....    45,900    2,378,171
 Wal-Mart Stores, Inc.  ..................   167,400    8,505,929
   Total .................................             17,554,500

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Health Services - 0.66%
 Tenet Healthcare Corporation*  ..........    86,300 $  3,133,726

Industrial Machinery and Equipment - 8.71%
 Applied Materials, Inc.*  ...............   116,600    4,113,765
 Case Corporation  .......................    62,200    4,237,375
 Caterpillar Inc.  .......................    89,600    4,933,555
 Cisco Systems, Inc.*  ...................    88,200    6,033,409
 Deere & Company  ........................   108,800    6,738,746
 Eaton Corporation  ......................    27,600    2,627,161
 Hewlett-Packard Company  ................    12,900      818,337
 Ingersoll-Rand Company  .................    33,150    1,589,112
 International Business Machines Corporation  34,200    3,552,525
 Parker Hannifin Corporation  ............    49,650    2,544,563
 United Technologies Corporation  ........    44,200    4,080,190
   Total .................................             41,268,738

Instruments and Related Products - 4.99%
 General Motors Corporation, Class H  ....    40,900    1,850,725
 Guidant Corporation  ....................   107,000    7,851,125
 Medtronic, Inc.  ........................    88,400    4,585,750
 Raytheon Company, Class A  ..............    27,599    1,569,693
 Xerox Corporation  ......................    73,100    7,780,545
   Total .................................             23,637,838

Insurance Carriers - 1.53%
 American International Group, Inc.  .....    57,500    7,241,377

Miscellaneous Manufacturing Industries - 0.37%
 Tyco International Ltd.  ................    32,000    1,748,000

Miscellaneous Retail - 0.55%
 Costco Companies, Inc.*  ................    48,500    2,593,198

Motion Pictures - 0.87%
 Walt Disney Company (The)  ..............    38,700    4,131,225

Nondepository Institutions - 3.48%
 Associates First Capital Corporation,
   Class A ...............................    30,800    2,433,200
 Fannie Mae  .............................   102,600    6,489,450
 Freddie Mac  ............................   159,200    7,551,970
   Total .................................             16,474,620


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Paper and Allied Products - 1.12%
 Champion International Corporation  .....    30,700 $  1,667,378
 International Paper Company  ............    35,400    1,657,145
 Willamette Industries, Inc.  ............    52,800    1,983,274
   Total .................................              5,307,797

Petroleum and Coal Products - 2.93%
 British Steel plc, ADR  .................    52,900    4,552,680
 Exxon Corporation  ......................    31,200    2,109,900
 Mobil Corporation  ......................    45,200    3,463,450
 Royal Dutch Petroleum Company  ..........    66,400    3,772,317
   Total .................................             13,898,347

Prepackaged Software - 2.14%
 BMC Software, Inc.*  ....................    36,100    3,024,494
 Microsoft Corporation*  .................    79,400    7,103,759
   Total .................................             10,128,253

Primary Metal Industries - 0.52%
 Aluminum Company of America  ............    35,900    2,470,351

Railroad Transportation - 0.44%
 Burlington Northern Santa Fe Corporation     19,900    2,072,087

Rubber and Miscellaneous Plastics Products - 0.88%
 Goodyear Tire & Rubber Company (The)  ...    55,200    4,181,400

Transportation By Air - 1.21%
 AMR Corporation*  .......................    22,100    3,164,433
 Delta Air Lines, Inc.  ..................    21,700    2,564,658
   Total .................................              5,729,091

Transportation Equipment - 5.65%
 AlliedSignal Inc.  ......................    77,400    3,250,800
 Boeing Company (The)  ...................    70,200    3,659,175
 Chrysler Corporation  ...................   118,000    4,919,066
 Dana Corporation  .......................    42,000    2,443,854
 Ford Motor Company  .....................    63,800    4,135,006
 General Motors Corporation  .............    49,400    3,331,387
 Northrop Grumman Corporation  ...........    46,700    5,017,308
   Total .................................             26,756,596

Wholesale Trade - Nondurable Goods - 1.00%
 Safeway Inc.*  ..........................   128,000    4,727,936

TOTAL COMMON STOCKS - 86.09%                         $407,989,693
 (Cost: $231,686,783)

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Commercial Paper
 Communication - 2.03%
 GTE Corporation:
   5.72%, 4-17-98 ........................   $ 3,890 $  3,880,111
   5.68%, 4-24-98 ........................     5,780    5,759,025
   Total .................................              9,639,136

 Electric, Gas and Sanitary Services - 2.96%
 Bay State Gas Co.,
   5.54%, 4-17-98 ........................     4,385    4,374,203
 Houston Industries Incorporated,
   5.62%, 4-2-98 .........................     9,670    9,668,490
   Total .................................             14,042,693

 Fabricated Metal Products - 1.24%
 Danaher Corporation,
   5.6875%, Master Note ..................     5,857    5,857,000

 Food and Kindred Products - 2.36%
 ConAgra, Inc.,
   5.61%, 4-9-98 .........................    10,655   10,641,680
 General Mills, Inc.,
   5.5425%, Master Note ..................       517      517,000
   Total .................................             11,158,680

 Industrial Machinery and Equipment - 2.26%
 Ingersoll-Rand Company,
   5.59%, 4-6-98 .........................    10,715   10,706,681

 Nondepository Institutions - 1.84%
 General Electric Capital Corporation,
   5.54%, 4-10-98 ........................     8,740    8,727,895

 Textile Mill Products - 0.12%
 Sara Lee Corporation,
   5.5375%, Master Note ..................       561      561,000

 Transportation Equipment - 1.31%
 Echlin Inc.,
   5.83%, 4-21-98 ........................     6,250    6,229,757

Total Commercial Paper - 14.12%                        66,922,842

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Backed by Irrevocable
 Letter of Credit) - 1.30%
 Electric, Gas and Sanitary Services
 TMI-1 Fuel Corp. (Union Bank of Switzerland),
   5.53%, 4-2-98 .........................    $6,135 $  6,134,058

TOTAL SHORT-TERM SECURITIES - 15.42%                 $ 73,056,900
 (Cost: $73,056,900)

TOTAL INVESTMENT SECURITIES - 101.51                 $481,046,593
 (Cost: $304,743,683)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.51%)    (7,133,923)

NET ASSETS - 100.00%                                 $473,912,670


             See Notes to Schedules of Investments on pages 76-79.

WADDELL & REED GROWTH FUND
MANAGER'S LETTER
MARCH 31, 1998
-----------------------------------------------------------------



Dear Shareholder:

     This report relates to the operation of the Growth Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     After a disappointing prior year, small company stocks performed quite well in the past fiscal year. While their returns trailed the performance of blue chip stocks during 1996, the recently completed fiscal year saw the performance gap narrow considerably.

     We pursued three noteworthy strategies during the past fiscal year that positively impacted the Fund. First, we held onto large positions, even though they declined during the early part of the year. Second, we purchased more shares of some of our holdings that had gone down in price. Third, we added several quality stocks in the telecommunications sector.

     The strategies and techniques we applied resulted in the Fund significantly outperforming the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the small companies sector of the stock market (the Nasdaq Industrials Index) and the universe of funds with similar investment objectives (the Lipper Small Company Growth Fund Universe Average). We have chosen to use the Lipper Small Company Growth Fund Universe Average beginning with this year's Annual Report, instead of the Lipper Growth Fund Universe Average that had been presented in prior years. We believe that the Small Company Universe Average provides a more accurate basis for comparing the Fund's performance to the performance of the types of securities in which the Fund invests. Both indexes are presented on the following page in this year's Annual Report for comparison purposes.

     As we begin this fiscal year, some pause in the small cap market seems warranted due to the likelihood of slowing earnings gains. However, factors such as money flow, inflation and interest rates should be favorable for an overall positive outcome in the next fiscal year. We will continue searching for attractive investment opportunities, possibly trimming some of the Fund's large positions in the process.

     Thank you very much for your continued support and confidence in our organization.

Respectfully,
Mark G. Seferovich
Manager, Waddell & Reed Funds, Inc. Growth Fund

Comparison of Change in Value of $10,000 Investment in
                          Growth Fund, Class B Shares,
                          The Nasdaq Industrials Index
           and The Lipper Small Company Growth Fund Universe Average

                                                                Lipper
                                                   Lipper        Small
                          Growth                   Growth      Company
                           Fund,       Nasdaq        Fund  Growth Fund
                         Class B  Industrials    Universe     Universe
                          Shares        Index     Average      Average
                         -------  -----------    --------  -----------
     09/30/92 Purchase    10,000       10,000      10,000       10,000
     03/31/93             11,771       11,493      11,177       11,830
     03/31/94             14,497       12,548      11,674       13,125
     03/31/95             17,775       12,913      12,694       14,136
     03/31/96             22,497       16,507      16,254       18,648
     03/31/97             20,029       16,396      18,130       19,539
     03/31/98             33,122       21,933      25,890       28,083

===== Growth Fund, Class B Shares (1) (2) -- $33,122
***** Nasdaq Industrial Index(1) - $21,933
----- Lipper Small Company Growth Fund Universe Average (1) -- $25,890 +++++ Lipper Small Company Growth Fund Universe Average (1) -- $28,083

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of all the indexes are not available, the investments were effected as of September 30, 1992.

(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------

Year Ended
   3/31/98          62.37%     66.78%
5 Years Ended
   3/31/98          22.99%     N/A
5+ Years Ended
   3/31/98***       24.20%     N/A
Life of
   Class Y ****     N/A        21.61%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 5+ Years).
 ***9/21/92 (the initial offering date) through 3/31/98
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/98.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
GROWTH FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Capital appreciation.
securities convertible
into common stocks.

Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that offer above-
                                        average growth potential, including
                                        relatively new or unseasoned companies.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1998
----------------------------------------

CAPITAL GAINS DISTRIBUTION       $1.15
                                 =====

NET ASSET VALUE ON
    3/31/98  $28.57 adjusted to:$29.72(A)
    3/31/97                      18.16
                                ------
CHANGE PER SHARE                $11.56
                                ======

Past performance is not necessarily indicative of future results.

 (A)This number includes the capital gains distribution of $1.15 paid in December 1997 added to the actual net asset value on March 31, 1998.


TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                ----------------------------
                                      With        Without
                                    CDSC**        CDSC***
                                    ------        -------
Period
------
1-year period ended 3-31-98           62.37%        65.37%
5-year period ended 3-31-98           22.99%        22.99%
Period from 9-21-92*
  through 3-31-98                     24.20%        24.20%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, Growth Fund had net assets totaling $330,147,147 invested in a diversified portfolio of:

   83.51%  Common Stocks
   16.49%  Cash and Cash Equivalents

As a shareholder of Growth Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

 $40.95  Services Stocks
  17.17  Manufacturing Stocks
  16.49  Cash and Cash Equivalents
  15.36  Transportation, Communication, Electric
           and Sanitary Services Stocks
   6.44  Wholesale and Retail Trade Stocks
   3.59  Finance, Insurance and Real Estate Stocks

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1998
                                              Shares        Value

COMMON STOCKS
Automotive Dealers and Service Stations - 1.91%
 O'Reilly Automotive, Inc.*  .............   230,000 $  6,317,640

Business Services - 18.69%
 America Online, Inc.*  ..................   200,000   13,662,400
 CKS Group, Inc.*  .......................   104,500    1,959,375
 ENVOY Corporation*  .....................   100,000    4,306,200
 FactSet Research Systems, Inc.*  ........   175,000    6,256,250
 FORE Systems, Inc.*  ....................   200,000    3,156,200
 Getty Images, Inc.*  ....................   150,000    3,773,400
 HBO & Company  ..........................   110,000    6,637,730
 IMNET Systems, Inc.*  ...................   100,000    2,243,700
 Parametric Technology Corporation*  .....   200,000    6,656,200
 SCB Computer Technology, Inc.*  .........   225,000    5,203,125
 Shared Medical Systems Corporation  .....   100,000    7,837,500
   Total .................................             61,692,080

Communication - 12.57%
 COLT Telecom Group plc, ADR*  ...........   140,000   13,146,840
 Global TeleSystems Group, Inc.*  ........   150,000    7,031,250
 Intermedia Communications of
   Florida, Inc.* ........................   150,000   11,953,050
 360. Communications Company*  ...........   300,000    9,375,000
   Total .................................             41,506,140

Electric, Gas and Sanitary Services - 0.97%
 Superior Services, Inc.*  ...............   102,500    3,199,845

Engineering and Management Services - 2.61%
 MAXIMUS, Inc.*  .........................   150,000    4,490,550
 Transition Systems, Inc.*  ..............   200,000    4,112,400
   Total .................................              8,602,950

Food and Kindred Products - 2.25%
 American Italian Pasta Company,
   Class A* ..............................   100,000    3,612,500
 Tootsie Roll Industries, Inc.  ..........    53,045    3,802,637
   Total .................................              7,415,137

Furniture and Home Furnishings Stores - 1.73%
 Williams-Sonoma, Inc.*   ................    98,750    5,715,156

Health Services - 5.38%
 American Healthcorp, Inc.*  .............   222,000    2,150,514
 Amsurg Corp., Class A  ..................    20,460      183,485
 Amsurg Corp., Class B  ..................   142,515    1,273,657
 Concentra Managed Care, Inc.*  ..........   174,135    5,360,049
 Quorum Health Group, Inc.*  .............   150,000    5,048,400
 Vencor, Incorporated*  ..................   125,000    3,742,125
   Total .................................             17,758,230

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1998

                                              Shares        Value
COMMON STOCKS (Continued)
Hotels and Other Lodging Places - 1.11%
 Vail Resorts, Inc.*  ....................   125,500 $  3,647,281

Industrial Machinery and Equipment - 1.15%
 Franklin Electronic Publishers, Inc.*  ..   150,000    1,706,250
 Tractor Supply Company*  ................   100,000    2,093,700
   Total .................................              3,799,950

Instruments and Related Products - 6.24%
 Lunar Corporation*  .....................   160,000    3,184,960
 Maxxim Medical, Inc.*  ..................   150,000    4,303,050
 Molecular Dynamics, Inc.*  ..............   350,000    4,998,350
 STERIS Corporation*  ....................   150,000    8,109,300
   Total .................................             20,595,660

Insurance Carriers - 1.57%
 United HealthCare Corporation  ..........    80,000    5,180,000

Miscellaneous Manufacturing Industries - 3.69%
 Blyth Industries, Inc.*  ................   200,000    6,825,000
 Tiffany & Co.  ..........................   110,000    5,355,570
   Total .................................             12,180,570

Miscellaneous Retail - 1.15%
 MSC Industrial Direct Co., Inc.*  .......    70,000    3,793,090

Personal Services - 3.36%
 Block (H&R), Inc.  ......................   120,000    5,707,440
 Equity Corporation International*  ......   225,000    5,385,825
   Total .................................             11,093,265

Prepackaged Software - 9.80%
 BMC Software, Inc.*  ....................    75,000    6,283,575
 Broderbund Software, Inc.*  .............   200,000    3,656,200
 Cerner Corporation*  ....................   200,000    4,275,000
 Dendrite International, Inc.*  ..........   200,000    5,737,400
 Expert Software, Inc.*  .................   150,000      665,550
 Intuit Inc.  ............................   175,000    8,476,475
 J. D. Edwards*  .........................   100,000    3,275,000
   Total .................................             32,369,200

Railroad Transportation - 1.33%
 Kansas City Southern Industries, Inc.  ..   100,000    4,400,000

Real Estate - 2.02%
 Stewart Enterprises, Inc., Class A  .....   120,000    6,663,720


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Stone, Clay and Glass Products - 3.26%
 Department 56, Inc.*  ...................   150,000 $  5,700,000
 Gentex Corporation*  ....................   150,000    5,067,150
   Total .................................             10,767,150

Tobacco Products - 0.58%
 General Cigar Holdings, Inc.*  ..........   125,000    1,914,000

Trucking and Warehousing - 0.49%
 Heartland Express, Inc.*  ...............    57,733    1,620,104

Wholesale Trade - Durable Goods - 1.65%
 OmniCare, Inc.  .........................   137,600    5,452,400

TOTAL COMMON STOCKS - 83.51%                         $275,683,568
 (Cost: $166,352,987)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Apparel and Accessory Stores - 0.49%
 Limited Inc. (The),
   5.7%, 4-30-98 .........................    $1,620    1,612,561

 Communication - 3.11%
 Dominion Resources Inc.,
   5.69%, 5-15-98 ........................     2,500    2,482,614
 GTE Corporation,
   5.72%, 4-17-98 ........................     7,805    7,785,158
   Total .................................             10,267,772

 Electric, Gas and Sanitary Services - 1.33%
 Bay State Gas Co.,
   5.54%, 4-17-98 ........................     2,865    2,857,946
 Public Service Co. Of Colorado,
   5.9%, 4-6-98 ..........................     1,545    1,543,734
   Total .................................              4,401,680

 Fabricated Metal Products - 1.28%
 Danaher Corporation,
   5.6875%, Master Note ..................     4,241    4,241,000

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Kindred Products - 1.31%
 ConAgra, Inc.,
   5.87%, 4-9-98 .........................    $4,145 $  4,139,593
 General Mills, Inc.,
   5.5425%, Master Note ..................       196      196,000
   Total .................................              4,335,593

 Food Stores - 1.10%
 Albertson's Inc.,
   5.53%, 4-21-98 ........................     3,635    3,623,832

 Insurance Carriers - 2.71%
 Transamerica Finance Corp.,
   5.48%, 4-9-98 .........................     8,960    8,949,089

 Nondepository Institutions - 1.73%
 Associates Financial Services Co. of Puerto Rico, Inc.,
   5.49%, 4-2-98 .........................     5,700    5,699,131

 Security and Commodity Brokers - 1.90%
 Merrill Lynch & Co., Inc.,
   5.55%, 4-9-98 .........................     6,285    6,277,249

 Textile Mill Products - 0.07%
 Sara Lee Corporation,
   5.5375%, Master Note ..................       227      227,000

 Transportation Equipment - 1.21%
 Echlin Inc.,
   5.83%, 4-21-98 ........................     4,000    3,987,044

TOTAL SHORT-TERM SECURITIES - 16.24%                 $ 53,621,951
 (Cost: $53,621,951)

TOTAL INVESTMENT SECURITIES - 99.75%                 $329,305,519
 (Cost: $219,974,938)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.25%         841,628

NET ASSETS - 100.00%                                 $330,147,147


             See Notes to Schedules of Investments on pages 76-79.

WADDELL & REED SCIENCE AND TECHNOLOGY FUND
MANAGER'S LETTER
MARCH 31, 1998
---------------------------------------------------------------------------


Dear Shareholder:

     This report relates to the operation of the Science and Technology Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period. Because the public offering of shares of the Fund began on July 31, 1997, performance data will reflect activity of the Fund for less than a full year.

     During the past fiscal year, U.S. economic growth remained strong and unemployment levels were low. Despite these signs of economic strength, the consumer price index (the most widely used inflation indicator) was an amazingly low 0.2% (annualized) during the last fiscal quarter. In the third calendar quarter, Asian markets and economies were impacted by a major currency crisis. The negative effect was mainly confined to Asian markets, while the U.S. economy showed surprising resilience.

     The Asian crisis, however, negatively impacted many technology stocks, since these companies tend to have large exposures to those economies. The Fund avoided most of this turmoil by selling personal computer, networking device and semiconductor issues before the crisis became full-blown. The Fund benefited by being overweighted in the Internet-related stocks throughout the year, where Asian events were not particularly significant. The Fund also maintained large positions in the healthcare sector, specifically in the drug industry, medical devices, and hospital software and systems, also immune to Asia.

     The strategies and techniques we applied resulted in the Fund significantly outperforming the S&P 400 Index and the Lipper Science & Technology Fund Universe Average for the partial year, both as charted on the following page. The S&P 400 Index reflects the performance of securities that generally represent the non-financial institution portion of the stock market. The Lipper Index reflects the performance of the universe of funds with similar investment objectives as the Fund.

     The Asian crisis may continue to affect the markets into the next fiscal year by hurting U.S. corporate profits. The transition to a single currency in Europe may also cause some disruption for U.S. companies and impact the Fund.
In light of the Asian crisis, we are diversifying more into U.S. based companies with less foreign exposure. Since the Fund started in July 1997, cash has been put into the market very deliberately, given record high valuations. Going forward, the Fund should benefit from the dramatic increases in productivity brought about by developments in computer software, networking devices, biology, pharmaceuticals and healthcare.

     Thank you very much for your continued support and confidence.

Respectfully,
Abel Garcia
Manager, Waddell & Reed Funds, Inc. Science and Technology Fund

Comparison of Change in Value of $10,000 Investment in
                  Science and Technology Fund, Class B Shares,
                               The S&P 400 Index
          and the Lipper Science and Technology Fund Universe Average

                                                           Lipper
                                                      Science and
                                                       Technology
                        Science and            S&P           Fund
                    Technology Fund            400       Universe
                     Class B Shares          Index        Average
                    ---------------      ---------        -------
     07/31/97 Purchase       10,000         10,000         10,000
     09/30/97                10,380          9,939         10,537
     12/31/97                10,220         10,092          9,106
     03/31/98                12,010         10,587         10,650

===== Science and Technology Fund, Class B Shares(1) - $12,010
+++++ S&P 400 Index - $10,587
***** Lipper Science and Technology Fund Universe Average - $10,650

 (1) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Aggregate Total Return
               Class B*
         ----------------------

For the Period
   Ended
   3/31/98**        17.10%


   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The return shown reflects the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of the period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC applied for the period shown is 3%.
  **7/31/97 (the initial offering date) through 3/31/98

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Invests in common
  in science or technology              stocks of companies whose
  securities; may have more             products, processes or services
  than 20% in debt securities.          are expected to benefit from  scientific
                                        or technological discoveries or
                                        developments.

Cash Reserves                           The use of cash reserves (often invested
                                        in money market securities) for
                                        defensive purposes is a strategy that
                                        may be utilized by the Science and
                                        Technology Fund from time to time.  For
                                        more information about the Fund's cash
                                        reserves flexibility, please consult the
                                        Prospectus.

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (DECEMBER)

PERFORMANCE SUMMARY -- Class B Shares

        PER SHARE DATA
For the Period Ended March 31, 1998
--------------------------------------
NET ASSET VALUE ON
    3/31/98                     $12.01
    7/31/97*                     10.00
                                ------
CHANGE PER SHARE                $ 2.01
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                         Aggregate Total Return
                                       ---------------------------
                                           With         Without
Period                                    CDSC**        CDSC***
------                                 -----------    ------------
Period from 7-31-97*
  through 3-31-98                          17.10%         20.10%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, Science and Technology Fund had net assets totaling $7,614,745 invested in a diversified portfolio of:

   84.46% Common Stocks
   15.54% Cash and Cash Equivalents


As a shareholder of Science and Technology Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

 $51.74  Services Stocks
  15.54  Cash and Cash Equivalents
  14.43  Manufacturing Stocks
  12.69 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   5.60  Wholesale and Retail Trade Stocks


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
MARCH 31, 1998
                                              Shares        Value
COMMON STOCKS
Building Materials and Garden Supplies - 1.72%
 Fastenal Company  .......................     3,000   $  130,779

Business Services - 26.44%
 America Online, Inc.*  ..................     3,200      218,598
 American Management Systems, Incorporated*    3,000       82,311
 At Home Corporation, Series A*  .........     4,000      134,872
 Cendant Corporation*  ...................     4,000      158,500
 Fiserv, Inc.*  ..........................     1,000       63,437
 FORE Systems, Inc.*  ....................     5,000       78,905
 HBO & Company  ..........................     2,000      120,686
 IDX Systems Corporation*  ...............     3,000      129,750
 MemberWorks Incorporated*  ..............     5,000      150,000
 Parametric Technology Corporation*  .....     4,000      133,124
 Primark Corporation*  ...................     5,000      213,750
 Simulation Sciences, Inc.*  .............     6,000       58,872
 TMP Worldwide Inc.*  ....................     4,000      126,248
 Wind River Systems, Inc.*  ..............     4,000      159,500
 Yahoo! Inc.*  ...........................     2,000      184,686
   Total .................................              2,013,239

Communication - 12.69%
 Clear Channel Communications, Inc.*  ....     2,500      245,000
 COLT Telecom Group plc, ADR*  ...........     2,500      234,765
 Global TeleSystems Group, Inc.*  ........     5,000      234,375
 Intermedia Communications of Florida,
  Inc.*  .................................     2,000      159,374
 Paging Network, Inc.*  ..................     6,000       92,622
   Total .................................                966,136

Electronic and Other Electric Equipment - 7.19%
 Advanced Fibre Communications, Inc.*  ...     5,000      182,185
 Concord Communications, Inc.*  ..........     3,700       96,429
 Excel Switching Corporation*  ...........     5,000      127,185
 RELTEC Corporation*  ....................     4,000      141,872
   Total .................................                547,671

Engineering and Management Services - 5.21%
 Incyte Pharmaceuticals, Inc.*  ..........     4,000      185,500
 Paychex, Inc.  ..........................     2,000      115,312
 Quintiles Transnational Corp.*  .........     2,000       96,312
   Total .................................                397,124

Food and Kindred Products - 1.03%
 J. M. Smucker Company (The)  ............     3,000       78,561

Furniture and Fixtures - 1.85%
 Lear Corporation*  ......................     2,500      140,938

Health Services - 1.02%
 American Healthcorp, Inc.*  .............     8,000       77,496

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 4.36%
 Bionx Implants, Inc.*  ..................     4,000   $   85,480
 STERIS Corporation*  ....................     3,000      162,186
 Uniphase Corporation*  ..................     2,000       84,124
   Total .................................                331,790

Prepackaged Software - 19.07%
 BMC Software, Inc.*  ....................     2,000      167,562
 Citrix Systems, Inc.*  ..................     3,000      162,375
 HNC Software Inc.*  .....................     3,000      112,686
 i2 Technologies, Inc.*  .................     1,000       65,593
 Intuit Inc.  ............................     3,000      145,311
 J. D. Edwards*  .........................     3,500      114,625
 Networks Associates, Inc.*  .............     2,000      132,624
 PeopleSoft, Inc.*  ......................     3,000      157,968
 Transaction Systems Architects, Inc.,
   Class A*...............................     4,000      155,748
 Vantive Corporation (The)*  .............     3,000      109,500
 Visio Corporation*  .....................     3,000      128,529
   Total .................................              1,452,521

Wholesale Trade -- Durable Goods - 1.56%
 OmniCare, Inc.  .........................     3,000      118,875

Wholesale Trade -- Nondurable Goods - 2.32%
 Cardinal Health, Inc.  ..................     2,000      176,374

TOTAL COMMON STOCKS - 84.46%                           $6,431,504
 (Cost: $5,192,050)
                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Communication - 3.41%
 Dominion Resources Inc.,
   5.69%, 4-9-98 .........................      $260      259,671

 Food and Kindred Products - 3.26%
 General Mills, Inc.,
   5.5425%, Master Note ..................       248      248,000

 Nondepository Institutions - 3.28%
 Island Finance Puerto Rico Inc.,
   5.48%, 4-14-98 ........................       250      249,506

 Textile Mill Products - 3.71%
 Sara Lee Corporation,
   5.5375%, Master Note ..................       283      283,000

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
MARCH 31, 1998

                                                            Value

TOTAL SHORT-TERM SECURITIES - 13.66%                   $1,040,177
 (Cost: $1,040,177)

TOTAL INVESTMENT SECURITIES - 98.12%                   $7,471,681
 (Cost: $6,232,227)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.88%         143,064

NET ASSETS - 100.00%                                   $7,614,745


             See Notes to Schedules of Investments on pages 76-79.

WADDELL & REED INTERNATIONAL GROWTH FUND
MANAGER'S LETTER
MARCH 31, 1998
-----------------------------------------------------------------

Dear Shareholder:

     This report relates to the operation of the International Growth Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     Global inflation remained low during the past twelve months. Economic growth was strong in Great Britain and began to pick up in Continental Europe and Latin America. Japan's economic recovery continued to be plagued by unresolved structural problems and the rest of the Asian economies plunged into financial crisis.

     The Fund's heavy concentration in European equities contributed to continued positive performance. Particular attention was given to companies involved in corporate restructuring and privatizations in both Europe and Latin America. We remained significantly underweight relative to the Fund's benchmark in Japanese equities. Our holdings in emerging areas of Asia were quickly reduced in response to the financial crisis occurring in that region. As we observed the rapidly deteriorating events in Asia, we also reduced our exposure to emerging markets in general and vulnerable industries. Despite first quarter market rebounds in parts of emerging Asia, we continue to wait for evidence of a solid recovery in investor confidence in that region.

     As charted on the following page, the strategies and techniques we applied during the past fiscal year resulted in the Fund significantly outperforming the securities index that reflects the performance of the securities market in Europe, Australia and the Far East (the Morgan Stanley Capial International E.A.FE. Index), and the universe of funds with similar investment objectives (the Lipper International Fund Universe Average). The Fund's stellar performance relative to the indexes resulted primarily from the Fund's underweight position in Japan and overweight positions in Europe and Latin America.

     Much of Europe is committed to merge into a single currency in January of 1999. Global focus should remain on Europe this year as economic convergence continues. Investors will remain cautious toward Asia as that region rebuilds its financial structure. Our portfolio will remain heavily concentrated in Europe as European companies should benefit from the move to a single currency. We will continue to monitor Asian progress on economic restructuring prior to committing significantly to the region.

     Thank you very much for your continued support and confidence in our organization.


Respectfully,
Thomas A. Mengel
Manager, Waddell & Reed Funds, Inc. International Growth Fund

Comparison of Change in Value of $10,000 Investment in
                 International Growth Fund, Class B Shares(1),
             The Morgan Stanley Capital International E.A.FE. Index
               and The Lipper International Fund Universe Average

                                            Morgan
                                           Stanley
                                           Capital
                      International  International         Lipper
                             Growth        E.A.FE.  International
                              Fund,          Index           Fund
                            Class B      (with net       Universe
                             Shares     dividends)        Average
                          ---------     ----------     ----------
  09/30/92 Purchase          10,000         10,000         10,000
  03/31/93                    9,753         10,767         10,747
  03/31/94                    9,785         13,190         13,649
  03/31/95                   10,160         13,992         13,397
  03/31/96                   10,937         15,717         15,561
  03/31/97                   13,654         15,946         16,853
  03/31/98                   18,466         18,913         20,050

===== International Growth Fund, Class B (2) (3) -- $18,466
***** Morgan Stanley Capital International E.A.FE. Index (with net dividends)(2)
- $18,913
*-*-* Lipper International Fund Universe Average(2) - $20,050

  Past performance is not predictive of future performance. Indexes are unmanaged.

  Comparative performance of International Growth Fund, Class B Shares following change in objective.

                                            Morgan
                                           Stanley
                                           Capital
                      International  International         Lipper
                             Growth        E.A.FE.  International
                              Fund,          Index           Fund
                            Class B      (with net       Universe
                             Shares     dividends)        Average
                          ---------     ----------     ----------
  04/30/95 Purchase          10,000         10,000         10,000
  03/31/96                   10,625         10,826         11,257
  03/31/97                   13,265         10,983         12,192
  03/31/98                   17,939         13,027         14,505

===== International Growth Fund, Class B (3) (4) -- $17,939
***** Morgan Stanley Capital International E.A.FE. Index (with net dividends)(4)
- $13,027
*-*-* Lipper International Fund Universe Average(4) - $14,505

(1) Effective as of 4/20/95, the name of the Fund was changed to Waddell & Reed International Growth Fund and its investment objective was changed to long-term appreciation, with realization of income as a secondary objective.
(2) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(3) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.
(4) Because the Fund's new investment objective became effective on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of April 30, 1995.

           Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------

Year Ended
   3/31/98          32.24%     36.45%
5 Years Ended
   3/31/98          13.62%     N/A
5+ Years Ended
   3/31/98***       11.98%     N/A
Life of
   Class Y ****     N/A        28.50%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year of investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 5+ Years).
***9/21/92 (the initial offering date) through 3/31/98
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/98.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
INTERNATIONAL GROWTH FUND

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation
foreign securities.  Not               of capital with current
more than 75% in securities            income as a secondary
in any one country.                    consideration.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts                     (common or preferred stocks
                                        and/or debt securities) issued
Cash Reserves                           by companies or governments of any
                                        nation, including the United States.
                                        Securities are selected for their
                                        potential to provide long-term growth.
                                        The Fund provides an opportunity to
                                        invest in foreign companies in many
                                        different industries.  International
                                        Growth Fund (formerly Global Income
                                        Fund) changed its name and investment
                                        objective effective April 20, 1995.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1998
----------------------------------------

CAPITAL GAINS DISTRIBUTION       $1.38
                                 =====

NET ASSET VALUE ON
    3/31/98 $15.04 adjusted to: $16.42(A)
    3/31/97                      12.40
                                ------
CHANGE PER SHARE                $ 4.02
                                ======

Past performance is not necessarily indicative of future results.

 (A)This number includes the capital gains distribution of $1.38 paid in December 1997 added to the actual net asset value on March 31, 1998.


TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                 ---------------------------
                                      With         Without
                                    CDSC**         CDSC***
                                    ------         -------
Period
------
1-year period ended 3-31-98           32.24%         35.24%
5-year period ended 3-31-98           13.62%         13.62%
Period from 9-21-92*
  through 3-31-98                     11.98%         11.98%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, International Growth Fund had net assets totaling $87,460,396 invested in a diversified portfolio of:

   91.27% Common Stocks
    6.07% Preferred Stocks
    2.66% Cash and Cash Equivalents and Open Forward Currency Contracts

As a shareholder of International Growth Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

   91.27% Common Stocks
    6.07% Preferred Stocks
    2.66% Cash and Cash Equivalents and Open Forward Currency Contracts


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS
Argentina - 0.33%
 Capex S.A., Class A (A)  ................    50,000  $   285,000

Australia - 1.08%
 Cultus Petroleum N.L. (A)*  .............   200,000      280,434
 Reinsurance Australia Corporation
   Limited (A) ...........................   250,000      668,014
   Total .................................                948,448

Brazil - 0.62%
 CompanLia de Saneamento Desico do Estado
   De Sao Paulo (A) ...................... 2,200,000      541,777

China - 0.53%
 Jinpan International Limited*  ..........    57,000      463,125

Denmark - 0.57%
 Sydbank A/S (A)  ........................    10,000      496,383

Finland - 1.35%
 TT Tieto Oy, Class B (A)  ...............     7,000    1,184,096

France - 12.35%
 AXA-UAP (A)  ............................    10,000    1,029,497
 Accor S.A. (A)  .........................     2,400      615,762
 Alcatel Alsthom Compagnie
   Generale d'Electricite (A) ............     6,000    1,125,992
 ALTRAN TECHNOLOGIES (A)  ................     4,208      533,028
 Banque Nationale de Paris (A)  ..........    10,000      776,964
 Business Objects S.A., ADR*  ............    30,000      451,860
 Cofidur (A)  ............................    10,933      365,186
 Coflexip Stena Offshore SA, ADR  ........    16,400    1,012,700
 Comptiors Modernes (A)  .................     1,400      714,774
 GEA Grenobloise d'Electronique et
   d'Automatismes (A) ....................    10,000      321,920
 Generale de Geophysique S.A. (A)*  ......     4,500      581,634
 SITA (A)*  ..............................       375       79,814
 Societe Generale (A)  ...................     7,000    1,400,633
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     1,500      331,117
 Suez Lyonnaise des Eaux (A)  ............     8,400    1,213,128
 TF1, S.A. (A)*  .........................     2,000      248,499
   Total .................................             10,802,508

Germany - 6.82%
 Altana AG (A)  ..........................     6,000      464,096
 Bayerische Vereinsbank AG (A)  ..........    11,600      846,761
 Commerzbank AG (A)*  ....................    30,000    1,083,595
 eff-eff Fritz Fuss GmbH & Co. (A)  ......     5,000      150,860

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Germany (Continued)
 K&M Mobel AG (A)*  ......................    25,000  $   232,508
 Mannesmann AG (A)  ......................     2,300    1,683,897
 Rhoen-Klinikum AG (A)  ..................    10,773    1,147,551
 VEBA AG (A)  ............................     5,000      354,710
   Total .................................              5,963,978

Italy - 6.08%
 Alleanza Assicurazioni (A)  .............    80,300    1,277,260
 Credito Italiano S.p.A. (A)  ............   275,000    1,358,257
 Instituto Nazionale delle
   Assicurazioni (A) .....................   450,000    1,458,699
 Telecom Italia Mobile S.p.A., Risp (A)  .   200,000    1,225,318
   Total .................................              5,319,534

Japan - 2.31%
 Canon Inc. (A)  .........................    30,000      677,419
 Imagineer Co. Limited (A)  ..............    19,000      132,558
 Sankyo Co., Ltd. (A)  ...................    20,000      555,139
 Sony Corporation (A)  ...................     7,700      652,738
   Total .................................              2,017,854

Mexico - 1.41%
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................    10,000      120,000
 Gruma, S.A., Class B (A)*  ..............    62,553      164,884
 Grupo Financiero Banamex Accival,
   S.A. de C.V., B, CPO shares (A)* ......   280,000      711,753
 Grupo Financiero Inbursa, S.A. de
   C.V., Class B (A) .....................    80,000      239,521
   Total .................................              1,236,158

Netherlands - 9.63%
 Akzo Nobel N.V. (A)  ....................     5,000    1,015,685
 Benckiser N.V., Class B (A)*  ...........    21,200    1,170,434
 Cap Gemini N.V. (A)  ....................    15,000      920,952
 Fugro N.V. (A)  .........................    41,290    1,624,031
 Internatio-Muller N.V. (A)  .............    18,450      656,653
 Ordina N.V. (A)*  .......................    54,000    1,274,367
 Philips Electronics N.V., NY Shares  ....    10,000      734,370
 Smit Internationale N.V. (A)  ...........    33,000    1,025,710
   Total .................................              8,422,202

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1998
                                              Shares        Value
COMMON STOCKS (Continued)
Norway - 2.30%
 Blom ASA (A)  ...........................    60,000  $   346,161
 Merkantildata A/S (A)  ..................    25,000    1,242,379
 Schibsted AS (A)  .......................    24,000      424,834
   Total .................................              2,013,374

Portugal - 1.10%
 Portugal Telecom, S.A., ADS  ............    18,300      959,597

Russian Federation - 1.12%
 Open Joint Stock Company
   Vimpel-Communications, ADR* ...........    22,000      979,000

Spain - 5.50%
 Abengoa, S.A. (A)  ......................    15,000    1,337,494
 Bankinter, S.A. (A)  ....................    11,000      777,657
 Fabrica Espanola de Productos Quimicos y
   Farmaceuticos, S.A. (A) ...............    10,000      627,348
 Tele Pizza, S.A. (A)*  ..................     8,354    1,231,737
 Telefonica de Espana, S.A. (A)  .........    19,000      837,399
   Total .................................              4,811,635

Sweden - 5.81%
 AB Volvo, B Shares (A)  .................    29,000      923,082
 Biacore International AB, ADR*  .........    15,000      129,375
 Biora AB (A)*  ..........................    40,000      512,788
 Munters AB (A)*  ........................    72,000      747,420
 Ortivus AB, B Shares (A)*  ..............    23,600      817,610
 Skandia Group Insurance
   Company Ltd. (A) ......................    30,000    1,954,850
   Total .................................              5,085,125

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Switzerland - 12.05%
 AFG Arbonia-Forster Holding AG (A)*  ....       625      414,124
 Adecco SA, Bearer Shares (A)  ...........     2,800  $   990,094
 Choco Lindt & Spru AG, Registered (A)  ..        20      436,922
 Credit Suisse Group, Registered
   Shares (A) ............................    17,000    3,401,561
 Julius Baer Holding AG (A)  .............       340      825,297
 Novartis, AG (A)  .......................       901    1,594,764
 SWISS BANK CORPORATION, BASLE (A)  ......     3,500    1,233,025
 Swisslog Holding AG (A)*  ...............    11,750    1,202,519
 TAG Heuer International SA (A)* .........     3,830      435,941
   Total .................................             10,534,247

Thailand - 0.04%
 Srithai Superware Public Company
   Limited, F (A) ........................   102,300       32,915

United Kingdom - 19.38%
 AVIS Europe plc (A)  ....................   250,000    1,010,677
 COLT Telecom Group plc, ADR*  ...........    24,200    2,272,525
 Corporate Services Group plc (A)  .......   225,000      903,959
 Freepages Group plc (A)*  ............... 1,000,000      577,530
 General Electric Company plc (A)  .......   200,000    1,583,603
 JBA Holdings plc (A) ....................    44,000      447,092
 Misys plc (A)  ..........................    60,871    3,036,560
 Newsquest plc (A)*  .....................   187,000      907,810
 Orange plc (A)*  ........................   179,000    1,140,152
 PizzaExpress plc (A)  ...................    50,000      690,943
 Rentokil Initial plc (A)  ...............   164,000      999,997
 Siebe plc (A)  ..........................    62,400    1,361,082
 Vodafone Group Plc (A)  .................   100,707    1,053,646
 Williams plc (A)  .......................   120,500      964,207
   Total .................................             16,949,783

United States - 0.89%
 ESG Re Limited  .........................    30,000      780,000

TOTAL COMMON STOCKS - 91.27%                          $79,826,739
 (Cost: $60,002,135)


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1998

                                              Shares        Value

PREFERRED STOCKS
Austria - 0.27%
 Bau Holding AG, Convertible (A)  ........     5,000  $   237,839

Brazil - 1.04%
 Telebras S.A., ADR, Convertible  ........     7,000      908,684

Germany - 3.14%
 Marschollek, Lautenschlager und
   Partner AG, Convertible (A) ...........     2,500      823,240
 Moebel Walther AG, Convertible (A)  .....    30,000      900,292
 Porsche AG, Convertible (A)  ............       450    1,017,087
   Total .................................              2,740,619

Portugal - 1.62%
 Lusomundo-SGPS, S.A., Convertible (A)  ..   100,000    1,419,559

TOTAL PREFERRED STOCKS - 6.07%                        $ 5,306,701
 (Cost: $3,708,346)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.34%
 Deutsche Marks, 6-4-98 (B)  .............  DM 2,036       87,969
 Deutsche Marks, 7-29-98 (B)  ............  DM 2,270       14,879
 French Francs, 6-4-98 (B)  ..............  F 18,969      200,307
   Total .................................            $   303,155

TOTAL SHORT-TERM SECURITIES - 4.11%                   $ 3,592,501
 (Cost: $3,592,501)

TOTAL INVESTMENT SECURITIES - 101.79%                 $89,029,096
 (Cost: $67,302,982)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.79%)    (1,568,700)

NET ASSETS - 100.00%                                  $87,460,396


             See Notes to Schedules of Investments on pages 76-79.

WADDELL & REED ASSET STRATEGY FUND
MANAGERS' LETTER
-----------------------------------------------------------------
MARCH 31, 1998

Dear Shareholder:

     This report relates to the operation of the Asset Strategy Fund for the fiscal year ended March 31, 1998. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

     During most of 1997, the rapidly growing economy and tightening labor market put upward pressure on interest rates. With the onset of the Asian crisis in late 1997, it was expected that the Federal Reserve would ease monetary policy in order to boost the Asian currencies and ameliorate the crisis. Although the Federal Reserve took no such action, the expectations were an important market dynamic during the year. The stock market continued its strong upward trend as stronger than expected earnings reports were the norm.

     Just prior to the start of the fiscal year, the equity weighting of the Fund was raised from approximately 30% of total assets to 60% (the maximum exposure allowed at that time). The change was made based on the expectation that stocks, as an asset class, would outperform other asset categories during 1997. In late October, equity exposure was reduced and cash was increased to reflect concerns regarding stock valuations and corporate profit growth in 1998. On the fixed income side, we reduced the Fund's longer-term Treasury holdings and replaced them with lower-rated domestic and foreign bonds with shorter maturities and higher yields. We also invested in some bonds of issuers in emerging markets. In July of 1997, the portfolio constraints were revised by shareholders to allow up to 100% of the fund to be invested in either equities, bonds or cash.

     The strategies and techniques we applied resulted in the Fund's overall performance remaining below that of the equity and mutual fund indexes charted on the following page and above that of the fixed income indexes. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index), one-month certificates of deposit (Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit), the bond market (the Salomon Brothers Broad Investment Grade Bond Index) and the universe of portfolios with similar investment objectives (the Lipper Flexible Portfolio Universe Average). A variety of indexes is presented because the Fund invests in stocks, bonds and other instruments. The Fund's performance was negatively impacted by the decline in emerging market bond prices due to the Asian financial crisis.

     As the next fiscal year begins, equity valuations remain high despite the potential for lower corporate earnings due to slower economic growth in some parts of the world, notably Asia. After expecting an easing of monetary policy in the first quarter of 1998 due to the Asian crisis, the fixed income market has grown somewhat less bullish recently. The expectation is now that Federal Reserve policy will remain on hold for the near-term. For the moment, the Asian crisis has stabilized and U.S. growth has continued strong. However, Japan will continue to be a focal point for the markets. If the Japanese come up with reasonable policies to spur economic growth, the global economic environment would become more positive. Finally, attention is turning to Europe as over the next several months it prepares for the initial stages of the move to a single currency. At this point, we expect to maintain our equity exposure between 30% and 60% of total assets. The Fund's fixed income strategy will be to emphasize a mixture of shorter-duration, higher-yielding bonds with intermediate-term U.S. Treasuries. This should provide greater income, but still allow participation in occasional bond rallies within the expected trading range.

     Thank you for your continued confidence.

Respectfully,
                                       41
Michael L. Avery
Daniel J. Vrabac
Managers, Waddell & Reed Funds, Inc. Asset Strategy Fund

Comparison of Change in Value of $10,000 Investment in
                      Asset Strategy Fund, Class B Shares,
                               The S&P 500 Index,
            The Salomon Brothers Broad Investment Grade Debt Index,
   The Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit and The Lipper All Flexible Portfolio Funds Universe Average

                                                Salomon
                                      Salomon  BrothersLipper All
                    Asset            BrothersShort-Term  Flexible
                 Strategy               Broad Index for Portfolio
                    Fund,          Investment   1 month     Funds
                  Class B   S&P 500     GradeCertificatesUniverse
                   Shares     IndexDebt Indexof Deposit   Average
               ----------------------------------------------------------
     04/30/95 Purchase10,000 10,000    10,000    10,000    10,000
     03/31/96      10,300    12,832    10,936    10,541    11,318
     03/31/97      10,212    15,366    11,473    11,122    12,443
     03/31/98      12,758    23,901    12,848    11,760    16,018

     ====      Asset Strategy Fund, Class B Shares (1)(2) -- $12,758
     ++++      The  S&P 500 Index (1) -- $23,901
     -+-+-+    Salomon Brothers Broad Investment Grade Debt Index (1) -- $12,848
     *--*--    Salomon Brothers Short-Term Index for 1 Month Certificates of
Deposit (1) --  $11,760
     ----      Lipper All Flexible Portfolio Funds Universe Average (1) --
$16,018

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of all the indexes are not available, the investments were effected as of April 30, 1995.

(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------
Year Ended
   3/31/98          21.94%     26.06%
2+ Years Ended
   3/31/98***       8.32%      N/A
Life of Class Y ****N/A        10.69%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 1% (2+ Years).
***4/20/95 (the initial offering date) through 3/31/98
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/98.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
ASSET STRATEGY FUND

Stocks 70%                 OBJECTIVE:   To seek high total return
(can range from 0-100%)                 over the long term.

Bonds 25%
(can range from 0-100%)     STRATEGY:   Invests in stocks, bonds
                                        and short-term
Short-Term Instruments 5%               instruments, both in the
(can range from 0-100%)                 United States and abroad, which are
                                        allocated in a mix that varies based on
                                        the current outlook for the different
                                        markets.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Asset Strategy Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1995

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September and
                                        December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year ended March 31, 1998
----------------------------------------
DIVIDENDS PAID                   $0.22
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.46
                                 =====

NET ASSET VALUE ON
    3/31/98 $11.42 adjusted to: $11.88(A)
    3/31/97                       9.73
                                ------
CHANGE PER SHARE                $ 2.15
                                ======

Past performance is not necessarily indicative of future results.

(A)This number includes the capital gains distribution of $0.46 paid in December 1997 added to the actual net asset value on March 31, 1998.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-98           21.94%    24.94%
Period from 4-20-95*
  through 3-31-98                      8.32%     8.61%

   *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, Asset Strategy Fund had net assets totaling $19,640,420 invested in a diversified portfolio of:

   46.46% Common Stocks
   18.71% Corporate Debt Securities
   18.53% United States Government Securities
   13.17% Cash and Cash Equivalents
    3.13% Foreign Government Securities

As a shareholder of Asset Strategy Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

  $46.46Common Stocks
   18.71Corporate Debt Securities
   18.53United States Government Securities
   13.17Cash and Cash Equivalents
    3.13Foreign Government Securities

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS
Agricultural Production - Crops - 0.89%
 Dole Food Company, Inc.  ................     3,600    $   174,150

Apparel and Accessory Stores - 2.11%
 Payless ShoeSource, Inc.*  ..............     5,500        413,875

Business Services - 0.64%
 BISYS Group, Inc. (The)*  ...............     3,600        126,562

Chemicals and Allied Products - 6.89%
 Astra AB A Free (A)  ....................    12,700        262,085
 Bristol-Myers Squibb Company  ...........     1,800        187,762
 Shire Pharmaceuticals Group plc, ADR*  ..    12,800        272,794
 Warner-Lambert Company  .................     3,700        630,155
   Total .................................                1,352,796

Communication - 4.36%
 Clear Channel Communications, Inc.*  ....     4,000        392,000
 Cox Communications, Inc.*  ..............     7,100        298,200
 U S WEST Media Group*  ..................     4,800        166,800
   Total .................................                  857,000

Depository Institutions - 3.00%
 BankAmerica Corporation  ................     3,200        264,400
 U. S. Bancorp.  .........................     2,600        324,350
   Total .................................                  588,750

Electric, Gas and Sanitary Services - 3.35%
 Allied Waste Industries, Inc., New*  ....    15,400        384,507
 Duke Energy Corp.  ......................     4,600        273,985
   Total .................................                  658,492

Electronic and Other Electric Equipment - 0.88%
 Maytag Corporation  .....................     3,600        172,123

Engineering and Management Services - 0.97%
 Paychex, Inc.  ..........................     3,300        190,265

              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Furniture and Home Furnishings Stores - 0.91%
 Williams-Sonoma, Inc.*  .................     3,100    $   179,413

General Merchandise Stores - 1.29%
 Wal-Mart Stores, Inc.  ..................     5,000        254,060

Health Services - 0.88%
 Centennial HealthCare Corporation*  .....     6,900        172,500

Miscellaneous Retail - 1.58%
 Costco Companies, Inc.*  ................     5,800        310,114

Nondepository Institutions - 1.71%
 Fannie Mae  .............................     5,300        335,225

Oil and Gas Extraction - 3.25%
 Anadarko Petroleum Corporation  .........     5,800        400,200
 Tom Brown, Inc.*  .......................    10,600        237,832
   Total .................................                  638,032

Personal Services - 1.74%
 Equity Corporation International*  ......    14,300        342,299

Petroleum and Coal Products - 3.03%
 British Petroleum Company p.l.c. (The), ADR   2,300        197,943
 Royal Dutch Petroleum Company  ..........     7,000        397,684
   Total .................................                  595,627

Prepackaged Software - 7.58%
 BMC Software, Inc.*  ....................     4,300        360,258
 Cerner Corporation*  ....................    18,600        397,575
 J. D. Edwards*  .........................    12,000        393,000
 Networks Associates, Inc.*  .............     5,100        338,191
   Total .................................                1,489,024

Real Estate - 1.40%
 ElderTrust*  ............................    15,400        275,752

TOTAL COMMON STOCKS - 46.46%                            $ 9,126,059
 (Cost: $7,916,106)

              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 1.52%
BOC Group, Inc. (The),
   5.875%, 1-29-2001 .....................    $  300    $   297,570

Depository Institutions - 6.02%
 Banco de Inversion y Comercio Exterior S.A.,
   9.375%, 12-27-2000 (C) ................       300        309,300
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.5%, 7-1-2000 ........................       300        300,375
 Corporacion Andina de Fomento,
   6.625%, 10-14-98 (C) ..................       275        274,656
 Unibanco- Uniao de Bancos Brasileiros S.A.,
   6.75%, 10-8-98 ........................       300        298,125
   Total .................................                1,182,456

Electric, Gas and Sanitary Services - 5.85%
 Companhia Energetica de Minas Gerais- CEMIG,
   9.125%, 11-18-2004 (C) ................       300        297,750
 Centrais Electricas Brasileiras S.A.,
   10.0%, 10-30-98 (C) ...................       300        304,125
 Companhia Paranaense de Energia-COPEL,
   9.75%, 5-2-2005 (C) ...................       300        295,500
 Transportadora de Gas del Sur S.A. (TGS),
   7.75%, 12-23-98 .......................       250        251,250
   Total .................................                1,148,625


Food and Kindred Products - 1.43%
 Cervejarias Kaiser S.A.,
   8.875%, 9-26-2005 (C) .................       300        281,625

Industrial Machinery and Equipment - 1.54%
 Tyco International Ltd.,
   6.5%, 11-1-2001 .......................       300        302,766

Oil and Gas Extraction - 2.35%
 Perez Companc S.A.,
   8.375%, 7-30-98 (C) ...................       160        161,000
 Petroleos Mexicanos,
   8.375%, 3-30-2005 (C) .................       300        300,000
   Total .................................                  461,000

TOTAL CORPORATE DEBT SECURITIES - 18.71%                $ 3,674,042
 (Cost: $3,677,071)


              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES - 3.13%
 Argentina
 Republic of Argentina (The):
   8.325%, 8-15-99 .......................    $  300    $   303,150
   9.25%, 2-23-2001.......................       300        311,250
   Total .................................              $   614,400
 (Cost: $603,935)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks:
   6.38%, 4-29-2003 ......................       300        297,609
   6.57%, 2-11-2005 ......................       300        297,843
   6.75%, 2-5-2008 .......................       300        298,968
   6.75%, 2-12-2008 ......................       300        298,548
   6.785%, 3-3-2008 ......................       300        296,577
 Federal Home Loan Mortgage Corporation,
   6.5%, 2-15-2023 .......................     2,800        525,252
 United States Treasury:
   7.125%, 2-29-2000 .....................        60         61,640
   5.625%, 12-31-2002 ....................     1,500      1,497,420
   7.5%, 2-15-2005 .......................        60         65,972

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 18.53%                                    $ 3,639,829
 (Cost: $3,698,326)

SHORT-TERM SECURITIES
Commercial Paper
 Electric, Gas and Sanitary Services - 5.07%
 Pacificorp,
   5.57%, 5-7-98 .........................     1,000        994,430

 Fabricated Metal Products - 4.25%
 Danaher Corporation,
   5.6875%, Master Note ..................       835        835,000

 Food and Kindred Products - 2.06%
 General Mills, Inc.,
   5.5425%, Master Note ..................       405        405,000

 Textile Mill Products - 4.58%
 Sara Lee Corporation,
   5.5375%, Master Note ..................       900        900,000

TOTAL SHORT-TERM SECURITIES - 15.96%                    $ 3,134,430
 (Cost: $3,134,430)


              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1998

                                                            Value

TOTAL INVESTMENT SECURITIES - 102.79%                   $20,188,760
 (Cost: $19,029,868)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.79%)        (548,340)

NET ASSETS - 100.00%                                    $19,640,420
              See Notes to Schedule of Investments on pages 76-79.

WADDELL & REED LIMITED-TERM BOND FUND
MANAGER'S LETTER
MARCH 31, 1998
---------------------------------------------------------------------------



Dear Shareholder:

     This report relates to the operation of the Limited-Term Bond Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     During the past fiscal year, the economy entered its seventh year of expansion, the unemployment rate went to a twenty-four year low and inflation declined further. There were numerous factors which helped restrain inflation, including business productivity improvement, trade becoming a more important component of growth, restrictive domestic and global economic policies and increased competition brought on by excess capacity worldwide and a strong U.S. Dollar. One of the major fears for the bond market last year was that the low unemployment levels could lead to wage pressures and eventually price increases. Accelerating gains in productivity growth offset compensation increases, causing this pessimistic view not to materialize.

     Our investment strategy was to maintain a longer average duration in our portfolio than our benchmark index to take advantage of the rising bond prices that resulted from lower interest rates. We also maintained an overweight position in mortgage-backed securities and corporate bonds in order to increase yield.

     The strategies and techniques we applied resulted in the Fund's performance remaining modestly below that of the indexes charted on the following page. Those indexes generally represent the limited-term sector of the bond market (the Salomon Brothers 1-5 Years Treasury/Government Sponsored/Corporate Index) and the universe of funds with similar investment objectives (the Lipper Short-Intermediate Investment Grade Debt Fund Universe Average).

     Economic growth is expected to slow in 1998, due in large part to the continuing financial crisis in Asia. The full effects of the currency devaluation have yet to be seen, but it is expected to dampen U.S. export growth. In addition, lower priced imports from the area should restrain inflationary pressures. The continuing sharp drop in the prices of most commodities is fully consistent with slowing global growth and downward pressures on inflation. If these trends and the turmoil in Asia continue, the Federal Reserve is unlikely to raise interest rates in the near future. This would be positive for the fixed income markets. We expect to continue our strategy of seeking relative value opportunities in securities offering superior yield characteristics. In the near term we will maintain a neutral duration with the intention of lengthening maturity as conditions warrant.

     Thank you very much for your continued support and confidence in our organization.

Respectfully,
W. Patrick Sterner
Manager, Waddell & Reed Funds, Inc. Limited-Term Bond Fund

Comparison of Change in Value of $10,000 Investment in
                    Limited-Term Bond Fund, Class B Shares,
  The Salomon Brothers 1-5 Years Treasury/Government Sponsored/Corporate Index and The Lipper Short-Intermediate Investment Grade Debt Fund Universe Average

                                           Salomon
                                          Brothers  Lipper Short-
                           Limited-      1-5 Years   Intermediate
                               Term      Treasury/     Investment
                               Bond     Government     Grade Debt
                              Fund,     Sponsored/           Fund
                            Class B      Corporate       Universe
                             Shares          Index        Average
                          ---------     ---------- --------------
     09/30/92 Purchase       10,000         10,000         10,000
     03/31/93                10,206         10,295         10,277
     03/31/94                10,350         10,573         10,549
     03/31/95                10,632         11,033         10,954
     03/31/96                11,419         11,983         11,920
     03/31/97                11,821         12,601         12,468
     03/31/98                12,666         13,655         13,495

===== Limited-Term Bond Fund, Class B Shares (1) (2) -- $12,666
***** Salomon Brothers 1-5 Years Treasury/ Government Sponsored/ Corporate Index
(1) -- $13,655
----- Lipper Short-Intermediate Investment Grade Debt Fund Universe Average (1) -- $13,495

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return *
                    Class B**  Class Y
         -----------------------------

Year Ended
   3/31/98          4.15%      7.91%
5 Years Ended
   3/31/98          4.41%      N/A
5+ Years Ended
   3/31/98***       4.43%      N/A
Life of Class Y ****N/A        5.31%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 5+ Years).
 ***9/21/92(the initial offering date) through 3/31/98
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/98.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
LIMITED-TERM BOND FUND

PORTFOLIO STRATEGY:
                           OBJECTIVE:   High level of current income
Dollar-weighted average                 consistent with
maturity of portfolio is                preservation of capital.
between two and five years.

At least 65% investment-grade
bonds.
                            STRATEGY:   Invests primarily in debt securities of
                                        investment grade, including debt
                                        securities issued or guaranteed by the
                                        U.S. Government or its agencies or
                                        instrumentalities, with the portfolio
                                        having a dollar-weighted average
                                        maturity of not less than two years, but not more than five years.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1998
----------------------------------------
DIVIDENDS PAID                   $0.46
                                 =====

NET ASSET VALUE ON
   3/31/98                      $10.14
   3/31/97                        9.90
                                ------
CHANGE PER SHARE                $ 0.24
                                ======

Past performance is not necessarily indicative of future results.



TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-98            4.15%     7.15%
5-year period ended 3-31-98            4.41%     4.41%
Period from 9-21-92*
  through 3-31-98                      4.43%     4.43%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, Limited-Term Bond Fund had net assets totaling $18,332,440 invested in a diversified portfolio of:

   94.24% Bonds
    5.76% Cash and Cash Equivalents



As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

  $55.71Corporate Bonds
   36.39U.S. Government Securities
    5.76Cash and Cash Equivalents
    2.14Municipal Bond

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.79%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $500  $   512,245

Depository Institutions - 6.54%
 Ahmanson (H. F.),
   6.35%, 9-1-98 .........................       600      600,798
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       558      598,807
   Total .................................              1,199,605

Electric, Gas and Sanitary Services - 6.58%
 UtiliCorp United,
   6.875%, 10-1-2004 .....................       500      507,350
 WMX Technologies, Inc.:
   8.25%, 11-15-99 .......................       480      494,784
   7.0%, 5-15-2005 .......................       200      203,174
   Total .................................              1,205,308

Electronic and Other Electric Equipment - 2.85%
 Black & Decker Corp.,
   7.5%, 4-1-2003 ........................       500      521,625

General Merchandise Stores - 2.78%
 Sears, Roebuck and Co.,
   8.2%, 4-15-99 .........................       500      510,425

Industrial Machinery and Equipment - 2.81%
 Tenneco Inc.,
   8.2%, 11-15-99 ........................       500      514,605

Instruments and Related Products - 3.96%
 Baxter International Inc.,
   8.125%, 11-15-2001 ....................       350      371,045
 Polaroid Corporation,
   8.0%, 3-15-99 .........................       350      355,663
   Total .................................                726,708

Nondepository Institutions - 8.41%
 Associates Corporation of North America,
   8.25%, 12-1-99 ........................       500      517,785
 Avco Financial Services, Inc.,
   7.375%, 8-15-2001 .....................       500      517,215
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       500      506,560
   Total .................................              1,541,560


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Personal Services - 2.74%
 Service Corporation International,
   6.375%, 10-1-2000......................      $500  $   501,585

Petroleum and Coal Products - 2.79%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................       478      511,783

Railroad Transportation - 2.87%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       500      525,265

Security and Commodity Brokers - 2.81%
 Salomon Inc.,
   7.75%, 5-15-2000.......................       500      515,770

Textile Mill Products - 2.74%
 Fruit of the Loom, Inc.,
   7.875%, 10-15-99 ......................       500      501,850

Transportation by Air - 2.77%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       500      508,600

Wholesale Trade - Durable Goods - 2.27%
 Westinghouse Electric Corporation,
   8.875%, 6-1-2001 ......................       400      416,784

TOTAL CORPORATE DEBT SECURITIES - 55.71%              $10,213,718
 (Cost: $10,093,845)

MUNICIPAL BOND - 2.14%
 Kansas
 Kansas Development Finance Authority,
   Health Facilities Revenue Bonds
   (Stormont-Vail HealthCare, Inc.),
   7.25%, 11-15-2002 .....................       375  $   391,406
 (Cost: $375,000)


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation,
   6.4%, 2-15-2018 .......................      $250  $   251,093
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       288      285,817
   7.27%, 4-24-2003 ......................       500      500,705
   7.95%, 3-7-2005 .......................       500      518,205
   7.15%, 9-21-2005 ......................       500      501,640
   7.5%, 11-15-2006 ......................       500      509,610
   8.0%, 2-1-2008 ........................       177      182,769
   6.5%, 12-1-2010 .......................       595      596,059
   6.0%, 1-1-2011 ........................       485      477,524
   6.5%, 2-1-2011 ........................       502      503,169
   7.0%, 5-1-2011 ........................       401      407,387
   7.0%, 7-1-2011 ........................       420      426,948
   7.0%, 9-1-2012 ........................       470      477,788
   7.0%, 9-25-2020 .......................        19       19,403
   7.0%, 4-1-2026 ........................       450      454,153
 Government National Mortgage Association:
   6.5%, 10-15-2008 ......................       195      195,978
   7.0%, 7-15-2010 .......................       356      363,743


TOTAL UNITED STATES GOVERNMENT SECURITIES - 36.39%    $ 6,671,991
 (Cost: $6,625,374)

TOTAL SHORT-TERM SECURITIES - 4.98%                   $   912,000
 (Cost: $912,000)

TOTAL INVESTMENT SECURITIES - 99.22%                  $18,189,115
 (Cost: $18,006,219)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.78%         143,325

NET ASSETS - 100.00%                                  $18,332,440


            See Notes to Schedules of Investments on pages 76 - 79.

WADDELL & REED HIGH INCOME FUND
MANAGER'S LETTER
MARCH 31, 1998
---------------------------------------------------------------------------


Dear Shareholder:

     This report relates to the operation of the High Income Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period. Because the public offering of shares of the Fund began on July 31, 1997, performance data will reflect activity of the Fund for less than a full year.

     The past fiscal year was a very busy one in the high-yield market.
Enormous demand for high-yield bonds provided the capital to absorb the record issuance of such securities. The spread between high-yield bonds and Treasuries reached all-time lows during the year, but widened back out during the October selloff in the equity markets. One ongoing trend that gained steam during the past year was industry consolidation, resulting in substantial merger and acquisition activity. Another trend was further deregulation of the telephone industry which led to the creation of many new telephone companies and large demand for capital to finance the new infrastructures. This industry now accounts for twelve percent of the Salomon Brothers High Yield Composite Index, accounted for nineteen percent of new issues in 1997 and was the best performing sector for the last twelve months.

     The investment strategies employed during the past year were to become fully invested. This objective was achieved by participating in the new issue calendar. Fund assets have been invested approximately 90% in bonds, 7% in equities, 1.5% in convertible securities and 1.5% in cash. The Fund's overweight holdings in the telecommunications sector contributed to the Fund's performance. Also benefiting performance were the Fund's equity positions, which totaled 7.5% of the Fund's assets.

     The strategies and techniques we applied resulted in the performance of the Fund exceeding that of the Salomon Brothers High Yield Composite Index and the Lipper High Current Yield Fund Universe Average, both as charted on the following page. The Salomon Brothers Index reflects the performance of securities that generally represent the high-yield bond market. The Lipper Index reflects the performance of the universe of funds with similar investment objectives as the Fund.

     Our current outlook for the next fiscal year is a bit cautious. Cash flows into the high-yield market are not expected to be as robust as last year and some credit quality concerns are developing. Events in Asia and Japan could lead to some rise in default rates. Strategies for the coming year therefore include stressing credit quality and concentrating the Fund's holdings on less cyclically exposed areas.

     Thank you very much for your continued support and confidence.

Respectfully,
Louise D. Rieke
Manager, Waddell & Reed Funds, Inc. High Income Fund

Comparison of Change in Value of $10,000 Investment in
                       High Income Fund, Class B Shares,
                The Salomon Brothers High Yield Composite Index
            and The Lipper High Current Yield Fund Universe Average

                                           Salomon         Lipper
                                          Brothers           High
                                              High        Current
                        High Income          Yield     Yield Fund
                        Fund, Class      Composite       Universe
                           B Shares          Index        Average
                        -----------         ------      ---------
     07/31/97 Purchase      $10,000        $10,000        $10,000
     09/30/97                10,172         10,197         10,272
     12/31/97                10,463         10,496         10,406
     03/31/98                11,177         10,929         10,837


+++++ High Income Fund, Class B Shares(1) -- $11,177
 ..... The Salomon Brothers High Yield Composite Index -- $10,929
----- The Lipper High Current Yield Fund Universe Average -- $10,837

(1) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.


         Aggregate Total Return
               Class B*
         ----------------------

For the Period
   Ended
   3/31/98**        8.77%


   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of the period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC applied for the period shown is 3%.
  **7/31/97 (the initial offering date) through 3/31/98

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
HIGH INCOME FUND

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks.

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class B Shares


           PER SHARE DATA
For the Period Ended March 31, 1998
---------------------------------------
DIVIDENDS PAID                 $ 0.37
                               ======
NET ASSET VALUE ON
   3/31/98                     $10.79
   7/31/97*                     10.00
                               ------
CHANGE PER SHARE               $ 0.79
                               ======

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                         Aggregate Total Return
                                       ---------------------------
                                           With         Without
Period                                    CDSC**        CDSC***
------                                 -----------    ------------
Period from 7-31-97*
  through 3-31-98                           8.77%         11.77%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, High Income Fund had net assets totaling $11,811,867 invested in a diversified portfolio of:

 89.61%  Corporate Debt Securities
  6.96%  Common Stocks
  3.43%  Cash and Cash Equivalents

As a shareholder of High Income Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

 $31.38  Manufacturing Bonds
  24.66  Transportation, Communication, Electric
           and Sanitary Services Bonds
  16.94  Services Bonds
  11.19  Wholesale and Retail Trade Bonds
   6.96  Common Stocks
   3.43  Cash and Cash Equivalents
   2.87  Agriculture, Forestry and Fisheries Bonds
   1.69  Mining Bonds
   0.88  Finance, Insurance and Real Estate Bonds

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1998

                                            Shares          Value
COMMON STOCKS
Food and Kindred Products - 1.02%
 Keebler Foods Company*  ...............     4,000    $   120,000

Instruments and Related Products - 4.86%
 Maxxim Medical, Inc.*  ..................    20,000      573,740

Miscellaneous Retail - 1.08%
 Duane Reade Holding Corp.*  .............     5,000      127,810

TOTAL COMMON STOCKS - 6.96%                           $   821,550
 (Cost: $658,500)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 1.54%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 (C) ................      $100         99,500
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................        75         82,500
   Total ...............................                  182,000

Apparel and Other Textile Products - 2.21%
 Pillowtex Corporation,
   9.0%, 12-15-2007 (C) ................       250        260,625

Amusement and Recreation Services - 4.05%
 Premier Parks Inc.,
   0.0%, 4-1-2008 (D) ..................       750        479,063

Auto Repair, Services and Parking - 5.26%
 APCOA, Inc.,
   9.25%, 3-15-2008 (C) ................       250        253,125
 Diamond Triumph Auto Glass, Inc.,
   9.25%, 4-1-2008 (C) .................       100        101,625
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (C) ..............       250        266,875
   Total ...............................                  621,625

Business Services - 0.66%
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................        25         27,250
 UNICCO Service Company,
   9.875%, 10-15-2007 ..................        50         51,125
   Total ...............................                   78,375

              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Chemicals and Allied Products - 3.01%
 Carson, Inc.,
   10.375%, 11-1-2007 ..................      $100    $   103,000
 Chattem, Inc.,
   8.875%, 4-1-2008 (C) ................       100        101,500
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................        50         52,000
 UCC Investors Holding, Inc.,
   0.0%, 5-1-2005 (D) ..................       100         99,000
   Total ...............................                  355,500

Coal Mining - 0.42%
 Anker Coal Group, Inc.,
   9.75%, 10-1-2007 ....................        50         49,250

Communication - 23.98%
 ACME Television, LLC,
   0.0%, 9-30-2004 (C)(D) ..............       100         82,250
 Concentric Network Corporation, Units,
   12.75%, 12-15-2007 (C)(E) ...........       250        287,500
 Crown Castle International Corp.,
   0.0%, 11-15-2007 (C)(D) .............       200        134,500
 Hyperion Telecommunications, Inc.,
   0.0%, 4-15-2003 (D) .................       250        191,875
 ITC ^ DeltaCom, Inc.,
   8.875%, 3-1-2008 (C) ................       100        103,500
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 (C) .................       250        262,500
 Iridium LLC:
   11.25%, 7-15-2005 (C) ...............       100        106,000
   13.0%, 7-15-2005 ....................       100        112,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (C)(D) ...............       250        157,500
 LIN Television Corporation,
   8.375%, 3-1-2008 (C) ................       100        100,750
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (D) ..................       100         74,250
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (D) .................        25         24,062
   0.0%, 2-15-2008 (C)(D) ..............       100         63,875
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................       100        106,000
 Qwest Communications International Inc.,
   0.0%, 10-15-2007 (D) ................       250        183,750


              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................      $ 75    $    78,375
 Satelites Mexicanos, S.A. de C.V.,
   10.125%, 11-1-2004 (C) ..............       250        257,500
 Sinclair Broadcast Group,
   10.0%, 9-30-2005 ....................        25         27,063
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (D) .................       100         83,000
 WinStar Communications, Inc.:
   0.0%, 10-15-2005 Convertible (C)(D) .       100        142,000
   10.0%, 3-15-2008 (C) ................       250        253,750
   Total ...............................                2,832,000

Eating and Drinking Places - 0.22%
 SC International Services, Inc.,
   9.25%, 9-1-2007 .....................        25         26,219

Electric, Gas and Sanitary Services - 0.23%
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 ...................        25         27,750

Electronic and Other Electric Equipment - 7.07%
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................        50         52,125
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 (C) ................       250        255,000
 Omnipoint Corporation,
   11.625%, 8-15-2006 ..................       250        275,000
 Phase Metrics, Inc.,
   10.75%, 2-1-2005 (C) ................       250        253,437
   Total ...............................                  835,562

Fabricated Metal Products - 0.89%
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................       100        104,625

Food and Kindred Products - 0.45%
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 (C) ................        50         53,063

Forestry - 1.33%
 U.S. Timberlands Company, L.P.,
   9.625%, 11-15-2007 ..................       150        157,125

              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Health Services - 0.87%
 Paragon Health Network, Inc.,
   9.5%, 11-1-2007 .....................      $100    $   102,250

Hotels and Other Lodging Places - 2.26%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ....................       250        266,875

Industrial Machinery and Equipment - 3.93%
 Columbus McKinnon Corporation,
   8.5%, 4-1-2008 (C) ..................       100        100,750
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 (C) ...............       250        265,000
 Walbro Corporation,
   9.875%, 7-15-2005 ...................       100         98,000
   Total ...............................                  463,750

Miscellaneous Manufacturing Industries - 0.89%
 Amscan Holdings Inc.,
   9.875%, 12-15-2007 (C) ..............       100        104,750

Miscellaneous Retail - 2.77%
 Big 5 Corp.,
   10.875%, 11-15-2007 .................       100        102,750
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................       200        224,000
   Total ...............................                  326,750

Motion Pictures - 3.84%
 AMC Entertainment, Inc.,
   9.5%, 3-15-2009 .....................       100        105,500
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 (C)................       250        272,500
 Regal Cinemas, Inc.,
   8.5%, 10-1-2007 .....................        75         76,125
   Total ...............................                  454,125

Oil and Gas Extraction - 1.27%
 Coho Energy, Inc.,
   8.875%, 10-15-2007 ..................        50         47,000
 Cross Timbers Oil,
   8.75%, 11-1-2009 ....................       100        102,500
   Total ...............................                  149,500

              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products - 1.83%
 Huntsman Packaging Corporation,
   9.125%, 10-1-2007 (C) ...............      $ 75    $    76,594
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (C)(D) ..............       250        140,000
   Total ...............................                  216,594

Primary Metal Industries - 2.83%
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................        50         54,000
   10.75%, 6-1-2005 ....................        25         26,594
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 (C) ...............       250        253,750
   Total ...............................                  334,344

Printing and Publishing - 3.12%
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 (C) .............       250        263,125
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 (C) ..............       100        105,750
   Total ...............................                  368,875

Real Estate - 0.88%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ..................       100        104,000

Stone, Clay and Glass Products - 2.14%
 SIMCALA, Inc.,
   9.625%, 4-15-2006 (C) ...............       250        253,125

Textile Mill Products - 2.81%
 Delta Mills, Inc.,
   9.625%, 9-1-2007 (C) ................        75         78,187
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 (C) ................       250        253,750
   Total ...............................                  331,937

Transportation Equipment - 0.20%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................        25         24,000

              See Notes to Schedule of Investments on pages 76-79.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Trucking and Warehousing - 0.45%
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................      $ 50    $    52,687

Wholesale Trade - Durable Goods - 3.08%
 Aviation Sales Company,
   8.125%, 2-15-2008 (C) ...............       100         98,500
 Sealy Mattress Company,
   9.875%, 12-15-2007 (C) ..............       250        265,000
   Total ...............................                  363,500

Wholesale Trade - Nondurable Goods - 5.12%
 Color Spot Nurseries Inc.,
   10.5%, 12-15-2007 ...................       250        250,312
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 (C).................       250        250,000
 Richmont Marketing Specialists Inc.,
   10.125%, 12-15-2007 (C) .............       100        104,250
   Total ...............................                  604,562

TOTAL CORPORATE DEBT SECURITIES - 89.61%              $10,584,406
 (Cost: $10,241,542)

TOTAL SHORT-TERM SECURITIES - 4.57%                   $   540,000
 (Cost: $540,000)

TOTAL INVESTMENT SECURITIES - 101.14%                 $11,945,956
 (Cost: $11,440,042)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.14%)      (134,089)

NET ASSETS - 100.00%                                  $11,811,867


              See Notes to Schedule of Investments on pages 76-79.

WADDELL & REED MUNICIPAL BOND FUND
MANAGER'S LETTER
MARCH 31, 1998
---------------------------------------------------------------------------



Dear Shareholder:

     This report relates to the operation of the Municipal Bond Fund for the fiscal year ended March 31, 1998. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     During the past fiscal year, we experienced a continuation of the favorable economic environment that has prevailed for over seven years. Steady growth, low and declining inflation and a strong currency have made the U.S. a safe haven for investors from all over the world and gradually lowered our interest rates. Lower interest rates have increased bond prices and improved total return.

     To take advantage of rising bond prices, we continued to keep the Fund fully invested in intermediate and longer-term bonds. We also emphasized yield, which means we maintained a large percentage of the Fund invested in medium quality bonds.

     The strategies and techniques we applied resulted in the Fund's performance for the fiscal year slightly exceeding that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Debt Index) and the universe of funds with similar investment objectives (the Lipper General Municipal Debt Fund Universe Average).

     Recent economic indicators signal a potential slowdown in U.S. economic activity, with stable inflation and a neutral Federal Reserve policy. If this slowdown develops, it suggests long-term interest rates could gradually trend lower. In light of these conditions, we will continue to maintain a fully invested position in intermediate and longer maturity medium grade bonds trying to increase value by seeking higher yields and good call protection.

     Thank you for your continued support and confidence in our organization.

Respectfully,
John M. Holliday
Manager, Waddell & Reed Funds, Inc. Municipal Bond Fund

Comparison of Change in Value of $10,000 Investment in
                      Municipal Bond Fund, Class B Shares,
                    The Lehman Brothers Municipal Debt Index
          and The Lipper General Municipal Debt Fund Universe Average

                                                           Lipper
                          Municipal         Lehman        General
                               Bond       Brothers      Municipal
                              Fund,      Municipal      Debt Fund
                            Class B           Debt       Universe
                             Shares          Index        Average
                          ---------      ---------     ----------
     09/30/92 Purchase       10,000         10,000         10,000
     03/31/93                10,700         10,560         10,576
     03/31/94                10,782         10,805         10,759
     03/31/95                11,469         11,608         11,432
     03/31/96                12,327         12,581         12,242
     03/31/97                12,983         13,269         12,831
     03/31/98                14,397         14,677         14,181

===== Municipal Bond Fund, Class B Shares (1) (2)-- $14,397
+++++ Lehman Brothers Municipal Debt Index  (1) -- $14,677
----- Lipper General Municipal Debt Fund Universe Average (1) -- $14,181

  Past performance is not predictive of future performance. Indexes are unmanaged.

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return
                    Class B*
         -----------------------------

Year Ended
   3/31/98          7.89%
5 Years Ended
   3/31/98          6.11%
5+ Years Ended
   3/31/98**        6.88%


   *Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 5+ Years).
  **9/21/92 (the initial offering date) through 3/31/98

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
MUNICIPAL BOND FUND

PORTFOLIO STRATEGY:
Minimum 80%                OBJECTIVE:   Income which is not subject
Municipal Bonds.                        to Federal income taxation.
                                        (Income may be subject to state
Maximum 5% non-investment               and local taxes, and a portion
grade debt securities.                  may be subject to Federal taxes,
                                        including alternative minimum
Less than 25% of its assets             tax.)
in securities of issuers
located in any single state.

                            STRATEGY:   Invests in municipal bonds (debt
                                        securities the interest on which is
                                        generally exempt from Federal income
                                        tax).

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1998
-------------------------------------------

DIVIDENDS PAID                   $0.44
                                 =====

NET ASSET VALUE ON
   3/31/98                       $11.45
   3/31/97                        10.74
                                 ------
CHANGE PER SHARE                  $0.71
                                 ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-98            7.89%    10.89%
5-year period ended 3-31-98            6.11%     6.11%
Period from 9-21-92*
  through 3-31-98                      6.88%     6.88%

   *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, Municipal Bond Fund had net assets totaling $40,022,573 invested in a diversified portfolio.



As a shareholder of Municipal Bond Fund, for every $100 you had invested on March 31, 1998, your Fund owned:

  $21.24Hospital Revenue Bonds
   17.82Industrial Revenue Bonds
   12.03Lifecare Centers Revenue Bonds
   10.19Other Municipal Bonds and Cash and Cash Equivalents
    7.97Housing Revenue Bonds
    7.61Transportation Revenue Bonds
    5.96Electric Utility Revenue Bonds
    5.16Special Tax Bonds
    4.68Public Power Revenue Bonds
    2.69Airport Revenue Bonds
    2.35Education Revenue Bonds
    2.30Resource Recovery Revenue Bonds

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 2.57%
 City of Valdez, Alaska, Marine
   Terminal Revenue Refunding Bonds
   (BP Pipelines (Alaska) Inc. Project),
   Series 1993A,
   5.85%, 8-1-2025 .......................    $1,000  $ 1,030,000

ARIZONA - 0.71%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District,
   Improvement Bonds,
   6.1%, 1-1-2013 ........................       270      283,837

ARKANSAS - 1.07%
 Baxter County, Arkansas, Industrial Development
   Revenue Refunding Bonds (Aeroquip Corporation
   Project), Series 1993,
   5.8%, 10-1-2013 .......................       400      426,000

CALIFORNIA - 3.81%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (D) ....................     2,000    1,525,000

COLORADO - 5.10%
 Boulder County, Colorado, Hospital Development
   Revenue Bonds (Longmont United Hospital
   Project), Series 1997,
   5.6%, 12-1-2027 .......................     1,000    1,028,750
 Colorado Health Facilities Authority, Hospital
   Revenue Bonds (Steamboat Springs Health Care
   Association Project), Series 1997,
   5.75%, 9-15-2022 ......................     1,000    1,013,750
   Total .................................              2,042,500

CONNECTICUT - 4.63%
 Connecticut Development Authority, Water
   Facilities Revenue Bonds (Bridgeport
   Hydraulic Company Project):
   1995 Series,
   6.15%, 4-1-2035 .......................     1,000    1,066,250
   1996 Series,
   6.0%, 9-1-2036 ........................       750      785,625
   Total .................................              1,851,875


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 1.82%
 District of Columbia, Redevelopment Land
   Agency (Washington, D.C.), Sports Arena
   Special Tax Revenue Bonds (Series 1996),
   5.625%, 11-1-2010 .....................    $  710  $   729,525

GUAM - 0.66%
 Guam Power Authority, Revenue Bonds,
   1992 Series A,
   6.3%, 10-1-2022 .......................       250      265,000

INDIANA - 8.26%
 City of Sullivan, Indiana, Pollution
   Control Revenue Refunding Bonds
   (Indiana Michigan Power Company Project),
   Series C,
   5.95%, 5-1-2009 .......................     1,500    1,567,500
 Hospital Authority of La Porte County,
   Hospital Refunding Revenue Bonds,
   Series 1993 (La Porte Hospital, Inc.),
   6.25%, 3-1-2012 .......................     1,250    1,331,250
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-2016 .......................       400      408,000
   Total .................................              3,306,750

IOWA - 0.89%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-2013 ........................       340      354,025

LOUISIANA - 0.55%
 Parish of St. Charles, State of Louisiana,
   Pollution Control Revenue Bonds (Union
   Carbide Project), Series 1992,
   7.35%, 11-1-2022 ......................       200      221,750

MARYLAND - 7.29%
 Prince George's County, Maryland,
   Project and Refunding Revenue Bonds
   (Dimensions Health Corporation Issue),
   Series 1994,
   5.375%, 7-1-2014 ......................     1,000    1,012,500

             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MARYLAND (Continued)
 Northeast Maryland Waste Disposal
   Authority, Solid Waste Revenue Bonds
   (Montgomery County Resource Recovery
   Project), Series 1993A,
   6.2%, 7-1-2010 ........................    $  665  $   704,069
 Montgomery County Revenue Authority
   (Maryland), Golf Course System Revenue
   Bonds, Series 1996A,
   6.125%, 10-1-2022 .....................       650      686,562
 Maryland Health and Higher Educational
   Facilities Authority, Project and
   Refunding Revenue Bonds, Doctors Community
   Hospital Issue, Series 1993,
   5.75%, 7-1-2013 .......................       500      513,750
   Total .................................              2,916,881

MICHIGAN - 7.42%
 Michigan State Hospital Finance
   Authority, Hospital Revenue Refunding
   Bonds (Crittenton Hospital),
   Series 1994A,
   5.25%, 3-1-2014 .......................     1,000    1,006,250
 City of Flint Hospital Building Authority,
   Revenue Rental Bonds, Series 1998B (Hurley
   Medical Center),
   5.375%, 7-1-2018 ......................     1,000      985,000
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds (Porter Hills Presbyterian
   Village, Inc. Project), Series 1998,
   5.375%, 7-1-2028 ......................     1,000      980,000
   Total .................................              2,971,250

MISSOURI - 1.90%
 City of Fenton, Missouri, Public Facilities
   Authority, Leasehold Revenue Bonds,
   Series 1997 (City of Fenton, Missouri, Lessee),
   5.25%, 1-1-2018 .......................       500      489,375
 City of Ste. Genevieve, Missouri, Waterworks
   Revenue Bonds, Series 1993,
   6.6%, 2-1-2013 ........................       250      271,563
   Total .................................                760,938


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MONTANA - 4.02%
 Montana Health Facility Authority, Health Care
   Revenue Bonds, Series 1996 (Community Medical
   Center, Inc.),
   6.375%, 6-1-2018 ......................    $1,500  $ 1,610,625

NEBRASKA - 1.34%
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, 1993-2
   Series A-SA,
   6.2%, 6-1-2013 ........................       500      534,375

NEVADA - 2.53%
 West Wendover Recreation District, Elko
   County, Nevada, General Obligation
   (Limited Tax), Recreational Facilities
   and Refunding Bonds, Series 1996,
   6.25%, 12-1-2021 ......................       950    1,011,750

NEW JERSEY - 4.06%
 New Jersey Economic Development Authority,
   Economic Development Refunding Bonds (Preston
   Trucking Company, Inc. - 1996 Project),
   6.5%, 9-1-2014 ........................     1,500    1,623,750

NEW MEXICO - 5.16%
 City of Albuquerque, New Mexico, Gross
   Receipts/Lodgers' Tax Refunding and
   Improvement Revenue Bonds, Series 1991B,
   0.0%, 7-1-2013 ........................     4,500    2,064,375

NEW YORK - 7.02%
 New York State Thruway Authority,
   Local Highway and Bridge Service
   Contract Bonds, Series 1995,
   6.25%, 4-1-2014 .......................     1,400    1,519,000
 New York City Industrial Development Agency,
   Amended and Restated Industrial Development
   Revenue Bonds (1991 Japan Airlines Company,
   Ltd. Project),
   6.0%, 11-1-2015 .......................     1,000    1,075,000
 Onondaga County Resource Recovery Agency,
   Project Revenue Bonds (Resource Recovery
   Facility - 1992 Series),
   7.0%, 5-1-2015 ........................       200      216,750
   Total .................................              2,810,750


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO - 2.23%
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................    $  750  $   893,438

OKLAHOMA - 4.71%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program),
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000    1,117,500
 Tulsa Public Facilities Authority (Oklahoma):
   Recreational Facilities Revenue Bonds,
   Series 1985,
   6.2%, 11-1-2012 .......................       500      530,625
   Assembly Center Lease Payment Revenue
   Bonds, Refunding Series 1985,
   6.6%, 7-1-2014 ........................       200      236,000
   Total .................................              1,884,125

PENNSYLVANIA - 4.51%
 Montgomery County Industrial Development
   Authority, Retirement Community Revenue Bonds
   (Adult Communities Total Services, Inc.
   Obligated Group), Series 1996B,
   5.625%, 11-15-2012 ....................     1,750    1,804,687

TENNESSEE - 7.71%
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee, Multi-Modal
   Interchangeable Rate Health Facility Revenue
   Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-2023 ........................     2,000    2,030,000
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     1,000    1,056,250
   Total .................................              3,086,250


             See Notes to Schedules of Investments on pages 76-79.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS - 7.30%
 Port of Corpus Christi, Authority of
   Nueces County, Texas, Pollution Control
   Revenue Bonds (Hoechst Celanese Corporation
   Project), Series 1992,
   6.875%, 4-1-2017 ......................    $1,000   $1,087,500
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, Series D (AMT) TEAMS Structure,
   5.7%, 9-1-2029 ........................     1,000    1,015,000
 Sabine River Authority of Texas,
   Collateralized Pollution Control
   Revenue Refunding Bonds (Texas
   Utilities Electric Company Project),
   Series 1993B,
   5.85%, 5-1-2022 .......................       800      819,000
   Total .................................              2,921,500

WASHINGTON - 4.02%
 Public Utility District No. 1 of Pend Oreille
   County, Washington, Electric Revenue Bonds,
   1996 Series A (Subject to AMT),
   6.375%, 1-1-2015 ......................     1,500    1,606,875

TOTAL MUNICIPAL BONDS - 101.29%                       $40,537,831
 (Cost: $37,976,668)

TOTAL SHORT-TERM SECURITIES - 0.68%                   $   274,000
 (Cost: $274,000)

TOTAL INVESTMENT SECURITIES - 101.97%                 $40,811,831
 (Cost: $38,250,668)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.97%)      (789,258)

NET ASSETS - 100.00%                                  $40,022,573


             See Notes to Schedules of Investments on pages 76-79.

WADDELL & REED FUNDS, INC.
MARCH 31, 1998


Notes to Schedules of Investments

* No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B) Face amounts are denominated in the indicated foreign currency where applicable (F - French Franc, DM - Deutsche Mark).

(C)  As of March 31, 1998, the following restricted securities were owned:

                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
                              Asset Strategy Fund
  Banco de Inversion y
     Comercio Exterior S.A.,
     9.375%, 12-27-2000  2/18/97    $300$  312,000  $  309,300
  Centrais Electricas
     Brasileiras S.A.,
     10.0%, 10-30-98     2/20/98     300   305,250     304,125
  Cervejarias Kaiser S.A.,
     8.875%, 9-26-2005   9/16/97     300   299,070     281,625
  Companhia Energetica de Minas
     Gerais- CEMIG,
     9.125%, 11-18-2004  2/17/98     300   294,563     297,750
  Companhia Paranaense de
     Energia-COPEL,
     9.75%, 5-2-2005     4/22/97     300   298,854     295,500
  Corporacion Andina de Fomento,
     6.625%, 10-14-98    3/19/98     275   274,312     274,656
  Perez Companc S.A.,
     8.375%, 7-30-98     3/19/98     160   160,000     161,000
  Petroleos Mexicanos,
     8.375%, 3-30-2005   3/25/98     300   299,346     300,000
                                        ----------  ----------
                                        $2,243,395  $2,223,956
                                        ==========  ==========

                                High Income Fund
  ACME Television, LLC,
     0.0%, 9-20-2004   9/24/97      $100$   72,783  $   82,250
  APCOA, Inc.,
     9.25%, 3-15-2008  3/25/98       250   250,000     253,125
  Amscan Holdings Inc.,
     9.875%, 12-15-200712/15/97      100   100,000     104,750
  Aviation Sales Company,
     8.125%, 2-15-2008 2/11/98       100    99,395      98,500
  Chattem, Inc.,
     8.875%, 4-1-2008  3/20/98       100   100,000     101,500
  Columbus McKinnon Corporation,
     8.5%, 4-1-2008    3/26/98       100    99,734     100,750
  Concentric Network Corporation, Units,
     12.75%, 12-15-200712/15/97      250   250,000     287,500
  Crown Castle International Corp.,
     0.0%, 11-15-2007 11/20/97       200   119,530     134,500
  Delta Mills, Inc.,
     9.625%, 9-1-2007  8/20/97        25    25,000      26,062
                        9/3/97        50    50,250      52,125
  Diamond Triumph Auto Glass, Inc.,
     9.25%, 4-1-2008   3/25/98       100   100,000     101,625
  Elgar Holdings, Inc.,
     9.875%, 2-1-2008  1/30/98       250   250,000     255,000
  Frank's Nursery & Crafts, Inc.,
     10.25%, 3-1-2008  2/23/98       100   100,000      99,500
  Galey & Lord, Inc.,
     9.125%, 3-1-2008  2/19/98       250   248,750     253,750
  Hollywood Theaters, Inc.,
     10.625%, 8-1-2007 10/9/97       115   122,619     125,350
                       1/16/98       135   145,800     147,150
  Huntsman Packaging Corporation,
     9.125%, 10-1-2007 9/19/97        75    75,000      76,594
  ITC ^ DeltaCom, Inc.,
     8.875%, 3-1-2008  2/26/98       100    99,900     103,500
  Intermedia Communications Inc.,
     8.5%, 1-15-2008    1/8/98       250   256,250     262,500
  Iridium LLC,
     11.25%, 7-15-2005 10/9/97       100   100,000     106,000
  LIN Holdings Corp.,
     0.0%, 3-1-2008    2/18/98       250   153,562     157,500
  LIN Television Corporation,
     8.375%, 3-1-2008  2/18/98       100    99,766     100,750
  National Equipment Services, Inc.,
     10.0%, 11-30-200411/20/97       250   246,918     265,000
  Nebraska Book Company, Inc.,
     8.75%, 2-15-2008  2/19/98       250   250,000     250,000
  Nextel Communications, Inc.,
     0.0%, 2-15-2008   2/10/98       100    61,750      63,875
  Perry-Judd's Incorporated,
     10.625%, 12-15-200712/10/97     100   100,000     105,250
                        2/9/98       150   158,625     157,875
  Phase Metrics, Inc.,
     10.75%, 2-1-2005  1/23/98       250   250,000     253,437
  Pillowtex Corporation,
     9.0%, 12-15-2007 12/15/97       250   250,000     260,625
  Richmont Marketing Specialists Inc.,
     10.125%, 12-15-200712/16/97     100   100,000     104,250
  SF Holdings Group, Inc.,
     0.0%, 3-15-2008    3/6/98       250   138,125     140,000
  Safelite Glass Corp.,
     9.875%, 12-15-2006 9/3/97        50    53,250      53,375
                       3/18/98       200   213,000     213,500
  Satelites Mexicanos, S.A. de C.V.,
     10.125%, 11-1-20041/22/98       250   250,000     257,500
  Sealy Mattress Company,
     9.875%, 12-15-200712/11/97      250   250,000     265,000
  SIMCALA, Inc.,
     9.625%, 4-15-2006 3/24/98       250   250,000     253,125
  Southern Foods Group, L.P.,
     9.875%, 9-1-2007  8/27/97        50    50,000      53,063
  TransWestern Publishing Company LLC,
     9.625%, 11-15-200711/6/97       100   100,000     105,750
  Wheeling-Pittsburgh Corporation,
     9.25%, 11-15-2007 3/31/98       250   254,687     253,750
  WinStar Communications, Inc.:
     0.0%, 10-15-2005
       (Convertible)   10/9/97       100    89,000     142,000
     10.0%, 3-15-2008  3/17/98       250   250,000     253,750
                                        ----------  ----------
                                        $6,233,694  $6,481,406
                                        ==========  ==========
     The total market value of restricted securities represents 11.32% and 54.87% of the total net assets of Asset Strategy Fund and High Income Fund, respectively, at March 31, 1998.

(D) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(E) Each Unit of Concentric Network Corporation consists of $1,000 principal amount of 12.75% senior notes due 2007 and one warrant to purchase 6.34 shares of common stock, par value $0.001 per share.


See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998                       Total                 Science and
                                    Return        Growth    Technology
                                     Fund          Fund          Fund
Assets                        ------------   -----------     -----------
 Investment securities--at
   value (Notes 1 and 4)..    $481,046,593  $329,305,519    $7,471,681
 Cash  ...................           2,923         5,086         1,826
 Receivables:
   Fund shares sold ......       1,327,379     1,499,317       121,442
   Investment securities sold          ---     1,467,672       218,743
   Dividends and interest.         357,342        77,607         3,324
 Unamortized organization
   expenses (Note 2) .....             ---           ---           ---
 Prepaid registration fees (Note 2)    ---           ---        10,395
 Prepaid insurance premium           1,620         1,090           ---
                              ------------  ------------    ----------
    Total assets  ........     482,735,857   332,356,291     7,827,411
Liabilities                   ------------  ------------    ----------
 Payable to Fund shareholders    2,957,067     2,048,479        22,119
 Payable for investment
   securities purchased ..       5,658,127           ---       172,019
 Accrued service fee -
   Class B (Note 3).......         127,330        90,410         2,562
 Accrued transfer agency and
   dividend disbursing (Note 3)     51,185        48,506         2,529
 Organization expenses payable         ---           ---           ---
 Registration fees payable             ---           ---        10,395
 Accrued distribution
   fee - Class B (Note 3).           9,731         6,763           156
 Dividends payable  ......             ---           ---           ---
 Accrued accounting
   services fee (Note 3)..           5,000         4,167           ---
 Accrued management fee (Note 3)     9,210         7,304           146
 Other  ..................           5,537         3,515         2,740
                              ------------  ------------    ----------
    Total liabilities  ...       8,823,187     2,209,144       212,666
                              ------------  ------------    ----------
      Total net assets ...    $473,912,670  $330,147,147    $7,614,745
Net Assets                    ============  ============    ==========
 $0.01 par value capital stock
   Capital stock .........    $    193,613  $    115,541    $    6,340
   Additional paid-in capital  287,423,416   201,513,232     6,514,563
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income  ...             ---           ---           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......       9,992,731    19,187,793      (145,612)
   Net unrealized appreciation
    of investments  ......     176,302,910   109,330,581     1,239,454
                              ------------  ------------    ----------
    Net assets applicable to
      outstanding units
      of capital .........    $473,912,670  $330,147,147    $7,614,745
                              ============  ============    ==========
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $24.48        $28.57        $12.01
 Class Y Shares  .........          $24.91        $29.09        $  ---
Capital shares outstanding:
 Class B Shares  .........      19,323,507    11,532,347       634,008
 Class Y Shares  .........          37,840        21,759           ---
 Capital shares authorized                   500,000,000   500,000,000
 500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998               International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                     Fund          Fund          Fund
Assets                        ------------   -----------     -----------
 Investment securities--at
   value (Notes 1 and 4)..     $89,029,096   $20,188,760   $18,189,115
 Cash  ...................           1,846         3,850         3,926
 Receivables:
   Fund shares sold ......         292,710       153,359        41,038
   Investment securities sold          ---           ---           ---
   Dividends and interest.         139,625       156,593       326,976
 Unamortized organization
   expenses (Note 2) .....             ---           329           ---
 Prepaid registration fees (Note 2)    ---           ---           ---
 Prepaid insurance premium             445           165           185
                               -----------   -----------   -----------
    Total assets  ........      89,463,722    20,503,056    18,561,240
Liabilities                    -----------   -----------   -----------
 Payable to Fund shareholders      732,389       190,725       205,708
 Payable for investment
   securities purchased ..       1,211,851       656,574           ---
 Accrued service fee -
   Class B (Note 3).......          25,268         5,876         5,786
 Accrued transfer agency and
   dividend disbursing (Note 3)     14,547         3,867         3,496
 Organization expenses payable         ---           329           ---
 Registration fees payable             ---           ---           ---
 Accrued distribution
   fee - Class B (Note 3).           1,790           397           372
 Dividends payable  ......             ---           ---        10,691
 Accrued accounting
   services fee (Note 3)..           2,500           833           833
 Accrued management fee (Note 3)     1,937           432           281
 Other  ..................          13,044         3,603         1,633
                               -----------   -----------   -----------
    Total liabilities  ...       2,003,326       862,636       228,800
                               -----------   -----------   -----------
      Total net assets ...     $87,460,396   $19,640,420   $18,332,440
Net Assets                     ===========   ===========   ===========
 $0.01 par value capital stock
   Capital stock .........     $    58,151   $    17,196   $    18,078
   Additional paid-in capital   65,033,436    17,859,245    18,286,005
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income  ...             ---        25,204           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......         645,376       579,883      (154,539)
   Net unrealized appreciation
    of investments  ......      21,723,433     1,158,892       182,896
                               -----------   -----------   -----------
    Net assets applicable to
      outstanding units
      of capital .........     $87,460,396   $19,640,420   $18,332,440
                               ===========   ===========   ===========
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $15.04        $11.42        $10.14
 Class Y Shares  .........          $15.35        $11.43        $10.14
Capital shares outstanding:
Class B Shares  .........       5,787,824     1,699,898     1,789,645
 Class Y Shares  ........          27,313        19,676        18,129
Capital shares authorized     500,000,000   500,000,000   500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998                        High     Municipal
                                    Income          Bond
                                      Fund          Fund
Assets                        ------------   -----------
 Investment securities--at
   value (Notes 1 and 4)..     $11,945,956   $40,811,831
 Cash  ...................           1,406         3,027
 Receivables:
   Fund shares sold ......         170,976       154,774
   Investment securities sold      256,875           ---
   Dividends and interest.         200,496       594,256
 Unamortized organization
   expenses (Note 2) .....             ---           ---
 Prepaid registration fees (Note 2) 10,607           ---
 Prepaid insurance premium             ---           325
                               -----------   -----------
    Total assets  ........      12,586,316    41,564,213
Liabilities                    -----------   -----------
 Payable to Fund shareholders       25,627       505,893
 Payable for investment
   securities purchased ..         715,120       987,170
 Accrued service fee -
   Class B (Note 3).......           2,585        11,874
 Accrued transfer agency and
   dividend disbursing (Note 3)      1,488         6,576
 Organization expenses payable         ---           ---
 Registration fees payable          10,607           ---
 Accrued distribution
   fee - Class B (Note 3).             242           827
 Dividends payable  ......           6,965        18,842
 Accrued accounting
   services fee (Note 3)..             833         1,667
 Accrued management fee (Note 3)       211           615
 Other  ..................          10,771         8,176
                               -----------   -----------
    Total liabilities  ...         774,449     1,541,640
                               -----------   -----------
      Total net assets ...     $11,811,867   $40,022,573
Net Assets                     ===========   ===========
 $0.01 par value capital stock
   Capital stock .........     $    10,949   $    34,952
   Additional paid-in capital   11,237,968    37,253,900
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income  ...             ---           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......          57,036       172,558
   Net unrealized appreciation
    of investments  ......         505,914     2,561,163
                               -----------   -----------
    Net assets applicable to
      outstanding units
      of capital .........     $11,811,867   $40,022,573
                               ===========   ===========
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $10.79        $11.45
 Class Y Shares  .........          $  ---        $  ---
Capital shares outstanding:
 Class B Shares  .........       1,094,867     3,495,200
 Class Y Shares  .........             ---           ---
Capital shares authorized      500,000,000   500,000,000
              See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Period Ended MARCH 31, 1998
                                     Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
Investment Income             ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization   $ 2,242,785  $  2,238,902     $  37,451
   Dividends .............       4,536,104       297,798         1,545
                               -----------  ------------    ----------
    Total income  ........       6,778,889     2,536,700        38,996
                               -----------  ------------    ----------
 Expenses (Notes 2 and 3):
   Distribution fees - Class B   2,996,102     1,888,952        18,896
   Investment management fee     2,837,414     2,041,002        17,585
   Service fee - Class B..         957,004       607,777         7,342
   Transfer agency and dividend
    disbursing - Class B           605,529       599,298        12,630
   Registration fees .....          67,213        46,298         3,556
   Accounting services fee          59,167        49,167         2,972
   Custodian fees ........          26,509        13,650         2,020
   Audit fees ............          16,596        14,117           ---
   Amortization of organization
    expenses  ............           3,259         3,259            32
   Legal fees ............          12,686         8,126           ---
   Amortization of prepaid
    registration fees  ...             ---           ---        14,554
   Shareholder servicing fee -
    Class Y  .............           1,093           654           ---
   Distribution fees - Class Y       1,817         1,061           ---
   Other .................          97,667        86,688         1,277
                              ------------  ------------    ----------
    Total expenses  ......       7,682,056     5,360,049        80,864
                              ------------  ------------    ----------
      Net investment income (loss) (903,167)  (2,823,349)      (41,868)
                              ------------  ------------    ----------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........      22,548,354    24,170,149      (145,612)
 Realized net gain (loss) from foreign
   currency transactions .             272           ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---           ---
 Realized net loss on futures
   contracts closed ......             ---           ---           ---
                              ------------  ------------    ----------
   Realized net gain (loss)
    on investments  ......      22,548,626    24,170,149      (145,612)
        ..............        ------------  ------------    ----------
 Unrealized appreciation in value
   of securities during the period 108,013,384106,888,044    1,239,454
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---           ---
 Unrealized appreciation on
   forward currency contracts
   during the period .....             ---           ---           ---
                              ------------  ------------    ----------
   Unrealized appreciation     108,013,384   106,888,044     1,239,454
   Net gain on investments     130,562,010   131,058,193     1,093,842
                              ------------  ------------    ----------
      Net increase in net assets
       resulting from operations $129,658,843$128,234,844   $1,051,974
                              ============  ============    ==========
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Period Ended MARCH 31, 1998
                             International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
Investment Income             ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization   $   321,816    $  612,744    $1,210,599
   Dividends .............         727,248        90,971           ---
                               -----------    ----------    ----------
    Total income  ........       1,049,064       703,715     1,210,599
                               -----------    ----------    ----------
 Expenses (Notes 2 and 3):
   Distribution fees - Class B     511,488       117,127       135,734
   Investment management fee       553,692       127,507       101,985
   Service fee - Class B..         159,593        38,984        41,356
   Transfer agency and dividend
    disbursing - Class B           166,835        41,046        44,694
   Registration fees .....          33,611        23,749        23,132
   Accounting services fee          30,000        10,000        10,000
   Custodian fees ........         101,889         5,800         3,272
   Audit fees ............          14,715        10,583        11,439
   Amortization of organization
    expenses  ............           3,259           152         3,259
   Legal fees ............           1,903           905           664
   Amortization of prepaid
    registration fees  ...             ---           ---           ---
   Shareholder servicing fee -
    Class Y  .............             451           251           225
   Distribution fees - Class Y         734           422           361
   Other .................          27,096         6,905         8,839
                               -----------    ----------    ----------
    Total expenses  ......       1,605,266       383,431       384,960
                               -----------    ----------    ----------
      Net investment income (loss) (556,202)     320,284       825,639
                               -----------    ----------    ----------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........       5,852,529     1,494,520       (66,217)
 Realized net gain (loss) from foreign
   currency transactions .         (81,087)       (3,045)          ---
 Realized net gain on forward
   currency contracts ....          73,788           ---           ---
 Realized net loss on futures
   contracts closed ......             ---           ---           ---
                               -----------    ----------    ----------
   Realized net gain (loss)
    on investments  ......       5,845,230     1,491,475       (66,217)
                               -----------    ----------    ----------
 Unrealized appreciation in value
   of securities during the period 16,427,238  1,660,395       499,765
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies 20,895          ---           ---
 Unrealized appreciation on
   forward currency contracts
   during the period .....         229,367           ---           ---
                               -----------    ----------    ----------
   Unrealized appreciation      16,677,500     1,660,395       499,765
                               -----------    ----------    ----------
    Net gain on investments     22,522,730     3,151,870       433,548
                               -----------    ----------    ----------
      Net increase in net assets
       resulting from operations $21,966,528  $3,472,154    $1,259,187
                               ===========    ==========    ==========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Period Ended MARCH 31, 1998
                                      High     Municipal
                                    Income          Bond
                                      Fund          Fund
Investment Income             ------------   -----------
 Income (Note 1B):
   Interest and amortization      $319,732    $2,260,124
   Dividends .............             ---           ---
                                  --------    ----------
    Total income  ........         319,732     2,260,124
                                  --------    ----------
 Expenses (Notes 2 and 3):
   Distribution fees - Class B      28,132       290,348
   Investment management fee        24,352       216,501
   Service fee - Class B..           9,206        88,723
   Transfer agency and dividend
    disbursing - Class B             7,662        60,701
   Registration fees .....           4,699        27,114
   Accounting services fee             833        20,000
   Custodian fees ........           2,387         4,675
   Audit fees ............           2,020        10,857
   Amortization of organization
    expenses  ............             ---         3,259
   Legal fees ............              43         1,312
   Amortization of prepaid
    registration fees  ...          14,849           ---
   Shareholder servicing fee -
    Class Y  .............             ---             1
   Distribution fees - Class Y         ---             1
   Other .................             597         9,607
                                  --------    ----------
    Total expenses  ......          94,780       733,099
                                  --------    ----------
      Net investment income (loss) 224,952     1,527,025
                                  --------    ----------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........          57,036       544,017
 Realized net gain (loss) from foreign
   currency transactions .             ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---
 Realized net loss on futures
   contracts closed ......             ---      (122,469)
                                  --------    ----------
   Realized net gain (loss)
    on investments  ......          57,036       421,548
                                  --------    ----------
 Unrealized appreciation in value
   of securities during the period 505,914     2,048,223
 Unrealized appreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---
 Unrealized appreciation on
   forward currency contracts
   during the period .....             ---           ---
                                  --------    ----------
   Unrealized appreciation         505,914     2,048,223
                                  --------    ----------
    Net gain on investments        562,950     2,469,771
                                  --------    ----------
      Net increase in net assets
       resulting from operations  $787,902    $3,996,796
                                  ========    ==========

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
                                     Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............    $   (903,167) $ (2,823,349)   $  (41,868)
   Realized net gain (loss)
    on investments  ......      22,548,626    24,170,149      (145,612)
   Unrealized appreciation     108,013,384   106,888,044     1,239,454
                              ------------  ------------    ----------
    Net increase in net assets
      resulting from operations 129,658,843  128,234,844     1,051,974
                              ------------  ------------    ----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
   From realized net gain on
    investment transactions
    Class B  .............     (14,304,622)  (12,537,134)          ---
    Class Y  .............         (26,035)      (21,545)          ---
                              ------------  ------------    ----------
                               (14,330,657)  (12,558,679)          ---
                              ------------  ------------    ----------
 Capital share transactions
   (Note 6) ..............      40,627,308    16,119,272     6,562,771
                              ------------  ------------    ----------
   Total increase ........     155,955,494   131,795,437     7,614,745
Net Assets
 Beginning of period  ....     317,957,176   198,351,710           ---
                              ------------  ------------    ----------
 End of period  ..........    $473,912,670  $330,147,147    $7,614,745
                              ============  ============    ==========
 Undistributed net
   investment income (loss)           $---          $---          $---
                                      ====          ====          ====

                  *See "Financial Highlights" on pages 88-101.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
                             International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
                             -------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............     $  (556,202)  $   320,284   $   825,639
   Realized net gain (loss)
    on investments  ......       5,845,230     1,491,475       (66,217)
   Unrealized appreciation      16,677,500     1,660,395       499,765
                               -----------   -----------   -----------
    Net increase in net assets
      resulting from operations 21,966,528     3,472,154     1,259,187
                               -----------   -----------   -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---      (318,041)     (817,941)
    Class Y  .............             ---        (5,029)       (7,698)
   From realized net gain on
    investment transactions
    Class B  .............      (7,172,686)     (680,866)          ---
    Class Y  .............         (30,585)       (7,763)          ---
                               -----------   -----------   -----------
                                (7,203,271)   (1,011,699)     (825,639)
                               -----------   -----------   -----------
 Capital share transactions
   (Note 6) ..............      21,997,792     3,666,259        23,853
                               -----------   -----------   -----------
   Total increase ........      36,761,049     6,126,714       457,401
Net Assets
 Beginning of period  ....      50,699,347    13,513,706    17,875,039
                               -----------   -----------   -----------
 End of period  ..........     $87,460,396   $19,640,420   $18,332,440
                               ===========   ===========   ===========
 Undistributed net
   investment income (loss)           $---       $25,204          $---
                                      ====       =======          ====

                  *See "Financial Highlights" on pages 88-101.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
                                      High     Municipal
                                    Income          Bond
                                      Fund          Fund
                              ------------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............     $   224,952   $ 1,527,025
   Realized net gain (loss)
    on investments  ......          57,036       421,548
   Unrealized appreciation         505,914     2,048,223
                               -----------   -----------
    Net increase in net assets
      resulting from operations    787,902     3,996,796
                               -----------   -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............        (224,952)   (1,527,015)
    Class Y  .............             ---           (10)
   From realized net gain on
    investment transactions
    Class B  .............             ---           ---
    Class Y  .............             ---           ---
                               -----------   -----------
                                  (224,952)   (1,527,025)
                               -----------   -----------
 Capital share transactions
   (Note 6) ..............      11,248,917       934,188
                               -----------   -----------
   Total increase ........      11,811,867     3,403,959
Net Assets
 Beginning of period  ....             ---    36,618,614
                               -----------   -----------
 End of period  ..........     $11,811,867   $40,022,573
                               ===========   ===========
 Undistributed net
   investment income .....            $---          $---
                                      ====          ====

                  *See "Financial Highlights" on pages 88-101.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1997
                                     Total               International
                                    Return        Growth        Growth
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase (Decrease)
 in Net Assets
 Operations:
   Net investment income
    (loss)  ..............    $  (440,135)  $  (635,983)  $  (164,361)
   Realized net gain (loss)
    on investments .......       3,484,953    13,839,883     3,176,354
   Unrealized appreciation
    (depreciation)  ......      26,027,620   (39,982,914)    4,292,907
                              ------------  ------------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations .........      29,072,438   (26,779,014)    7,304,900
        ..............        ------------  ------------   -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---           ---       (27,619)
    Class Y  .............             ---           ---           (21)
   From realized net gain on
    investment transactions
    Class B  .............      (1,707,064)   (6,956,540)          ---
    Class Y  .............            (541)          (30)          ---
                              ------------  ------------   -----------
                                (1,707,605)   (6,956,570)      (27,640)
                              ------------  ------------   -----------
 Capital share transactions
   (Note 6) ..............      82,272,487    29,529,409    22,541,081
                              ------------  ------------   -----------
   Total increase (decrease)   109,637,320    (4,206,175)   29,818,341
Net Assets
 Beginning of period  ....     208,319,856   202,557,885    20,881,006
                              ------------  ------------   -----------
 End of period  ..........    $317,957,176  $198,351,710   $50,699,347
                              ============  ============   ===========
 Undistributed net
   investment income .....            $---          $---          $---
                                      ====          ====          ====

                 *See "Financial Highlights" on pages  88-101.
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1997
                                     Asset      Limited-     Municipal
                                  Strategy     Term Bond          Bond
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase (Decrease)
 in Net Assets
 Operations:
   Net investment income
    (loss)  ..............     $   318,307   $   852,548   $ 1,499,010
   Realized net gain (loss)
    on investments  ......        (222,565)      (88,346)      308,152
   Unrealized appreciation
    (depreciation)  ......        (178,352)     (110,492)       23,298
                               -----------   -----------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations .........         (82,610)      653,710     1,830,460
                               -----------   -----------   -----------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............        (293,198)     (851,617)   (1,498,961)
    Class Y  .............            (759)         (931)          (49)
   From realized net gain on
    investment transactions
    Class B  .............        (191,005)      (15,809)          ---
    Class Y  .............             (14)           (4)          ---
                               -----------   -----------   -----------
                                  (484,976)     (868,361)   (1,499,010)
                               -----------   -----------   -----------
 Capital share transactions
   (Note 6) ..............         858,835    (5,592,840)    2,417,313
                               -----------   -----------   -----------
   Total increase (decrease)       291,249    (5,807,491)    2,748,763
Net Assets
 Beginning of period  ....      13,222,457    23,682,530    33,869,851
                               -----------   -----------   -----------
 End of period  ..........     $13,513,706   $17,875,039   $36,618,614
                               ===========   ===========   ===========
 Undistributed net
   investment income .....         $31,035          $---          $---
                                   =======          ====          ====

                  *See "Financial Highlights" on pages 88-101.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $18.18 $16.34  $12.73 $11.99  $11.07
                             ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment (loss)        (0.04)  (0.02) (0.01)  0.00   (0.01)
 Net realized and
   unrealized gain
   on investments ..           7.12   1.97    3.67   0.74    0.93
                             ------ ------  ------ ------  ------
Total from investment
 operations  .......           7.08   1.95    3.66   0.74    0.92
                             ------ ------  ------ ------  ------
Less distribution
   from capital gains        (0.78)  (0.11)  (0.05)(0.00)   (0.00)
                             ------ ------  ------ ------  ------
Net asset value,
 end of period  ....         $24.48 $18.18  $16.34 $12.73  $11.99
                             ====== ======  ====== ======  ======
Total return .......          39.57% 11.93%  28.75%  6.17%   8.31%
Net assets, end of
 period (000
 omitted) ..........       $472,970$317,453$208,233$104,691$61,735
Ratio of expenses
 to average net
 assets  ...........           1.92%  1.95%   1.99%  2.05%   2.16%
Ratio of net investment
 loss to average
 net assets  .......          -0.23% -0.17%  -0.11% -0.04%  -0.12%
Portfolio turnover
 rate  .............          36.94% 26.23%  16.78% 16.60%  17.31%
Average commission
 rate paid .........          $0.0613$0.0578

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the fiscal year          For the
                          ended March 31,         period from
                       -------------------        December 29, 1995*
                               1998   1997        to March 31, 1996
                           ---------------        --------------------
Net asset value,
 beginning of
 period  ...........         $18.35 $16.38         $15.32
                             ------ ------         ------
Income from investment
 operations:
 Net investment
   income...........           0.10    .04           0.03
 Net realized and
   unrealized gain
   on investments ..           7.24   2.04           1.03
                             ------ ------         ------
Total from investment
 operations  .......           7.34   2.08           1.06
                             ------ ------         ------
Less distribution from
 capital gains  ....          (0.78) (0.11)         (0.00)
                             ------ ------         ------
Net asset value,
 end of period  ....         $24.91 $18.35         $16.38
                             ====== ======         ======
Total return .......          40.63% 12.69%          6.92%
Net assets, end of
 period (000
 omitted) ..........           $943   $504            $87
Ratio of expenses
 to average net
 assets  ...........           1.20%  1.18%          0.96%**
Ratio of net investment
 income to average
 net assets  .......           0.50%  0.65%          1.04%**
Portfolio turnover
 rate  .............          36.94% 26.23%         16.78%**
Average commission
 rate paid .........          $0.0613$0.0578

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $18.16 $21.00  $16.90 $14.08  $11.68
                             ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment
   income (loss) ...          (0.25) (0.06)  (0.02)  0.00   (0.04)
 Net realized and
   unrealized gain (loss)
   on investments ..          11.81  (2.18)   4.49   3.15    2.75
                             ------ ------  ------ ------  ------
Total from investment
 operations  .......          11.56  (2.24)   4.47   3.15    2.71
                             ------ ------  ------ ------  ------
Less distribution
 from capital gains           (1.15) (0.60)  (0.37) (0.33)  (0.31)
                             ------ ------  ------ ------  ------
Net asset value,
 end of period  ....         $28.57 $18.16  $21.00 $16.90  $14.08
                             ====== ======  ====== ======  ======
Total return .......          65.37%-10.97%  26.57% 22.61%  23.16%
Net assets, end of period
  (000 omitted)  ...       $329,514$198,088$202,557$100,683$43,524
Ratio of expenses
 to average net
 assets  ...........           2.13%  2.12%   2.14%  2.23%   2.34%
Ratio of net investment
 income (loss) to average
 net assets  .......          -1.12% -0.27%  -0.25%  0.01%  -0.97%
Portfolio turnover
 rate ..............          33.46% 37.20%  31.84% 56.30%  69.12%
Average commission
 rate paid .........          $0.0528$0.0516

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the fiscal year          For the
                          ended March 31,         period from
                       -------------------        December 29, 1995*
                               1998   1997        to March 31, 1996
                           ---------------        --------------------
Net asset value,
 beginning of
 period  ...........         $18.32 $21.04         $20.21
                             ------ ------         ------
Income from investment
 operations:
 Net investment
   income (loss) ...          (0.06)  0.01            .04
 Net realized and
   unrealized gain (loss)
   on investments ..          11.98  (2.13)           .79
                             ------ ------         ------
Total from investment
 operations  .......          11.92  (2.12)           .83
                             ------ ------         ------
Less distribution
 from capital gains           (1.15) (0.60)         (0.00)
                             ------ ------         ------
Net asset value,
 end of period  ....         $29.09 $18.32         $21.04
                             ====== ======         ======
Total return .......          66.78%-10.37%          4.11%
Net assets, end of
 period (000
 omitted) ..........           $633   $264             $1
Ratio of expenses
 to average net
 assets  ...........           1.30%  1.17%          1.17%**
Ratio of net investment
 income (loss) to average
 net assets  .......          -0.30%  0.31%          0.78%**
Portfolio turnover
 rate  .............          33.46% 37.20%         31.84%**
Average commission
 rate paid .........          $0.0528$0.0516
 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                            For the
                        period from
                     July 31, 1997*
                                 to
                     March 31, 1998
                           ---------
Net asset value,
 beginning of period         $10.00
                             ------
Income from investment
 operations:
 Net investment
   loss ............          (0.07)
 Net realized and
   unrealized gain
   on investments ..           2.08
                             ------
Total from investment
 operations  .......           2.01
                             ------
Net asset value,
 end of period .....         $12.01
                             ======
Total return .......          20.10%
Net assets, end of
 period (000
 omitted)  .........         $7,615
Ratio of expenses
 to average net
 assets ............           3.20%**
Ratio of net investment
 loss to average net
 assets ............          -1.66%**
Portfolio
 turnover rate .....          26.64%
Average commission
     rate paid                $0.0370

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND*
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $12.40  $9.94   $9.36  $9.37   $9.68
                             ------ ------  ------  -----   -----
Income from investment
 operations:
 Net investment
   income (loss) ...          (0.10) (0.03)   0.08   0.36    0.34
 Net realized and
   unrealized gain (loss)
   on investments ..           4.12   2.50    0.63  (0.01)  (0.31)
                             ------ ------  ------  -----   -----
Total from investment
 operations  .......           4.02   2.47    0.71   0.35    0.03
                             ------ ------  ------  -----   -----
Less distributions:
 Declared from net
   investment income          (0.00)  (0.01) (0.11)  (0.36)    (0.26)
 From capital gains           (1.38)  (0.00) (0.00)  (0.00)    (0.00)
 In excess of net
   investment income          (0.00)  (0.00) (0.02)  (0.00)    (0.00)
 Tax-basis return of
   capital..........          (0.00) (0.00)  (0.00) (0.00)  (0.08)
                             ------ ------  ------  -----   -----
Total distributions.          (1.38) (0.01)  (0.13) (0.36)  (0.34)
                             ------ ------  ------  -----   -----
Net asset value,
 end of period  ....         $15.04 $12.40   $9.94  $9.36   $9.37
                             ====== ======  ======  =====   =====
Total return .......          35.24% 24.85%   7.64%  3.84%   0.33%
Net assets, end of
 period (000
 omitted)  .........        $87,041$50,472 $20,874$11,188 $10,282
Ratio of expenses
 to average net
 assets  ...........           2.35%  2.46%   2.50%  2.29%   2.24%
Ratio of net investment
 income (loss) to average
 net assets  .......          -0.82% -0.52%   0.63%  3.87%   3.56%
Portfolio turnover
 rate  .............         105.11% 94.76%  88.55% 13.33%  34.90%
Average commission
 rate paid .........          $0.0062$0.0124
  *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the fiscal year          For the
                          ended March 31,         period from
                       -------------------        December 29, 1995*
                               1998   1997        to March 31, 1996
                           ---------------        --------------------
Net asset value,
 beginning of
 period  ...........         $12.52  $9.95          $9.70
                             ------ ------         ------
Income from investment
 operations:
 Net investment income         0.01   0.02           0.02
 Net realized and
   unrealized gain
   on investments ..           4.20   2.56           0.23
                             ------ ------         ------
Total from investment
 operations  .......           4.21   2.58           0.25
                             ------ ------         ------
Less distributions:
 From net investment
   income ..........          (0.00) (0.01)         (0.00)
 From capital gains           (1.38) (0.00)         (0.00)
                             ------ ------         ------
Total distributions           (1.38) (0.01)         (0.00)
                             ------ ------         ------
Net asset value,
 end of period  ....         $15.35 $12.52          $9.95
                             ====== ======         ======
Total return .......          36.45% 25.93%          2.58%
Net assets, end of
 period (000
 omitted) ..........           $419   $227             $7
Ratio of expenses
 to average net
 assets  ...........           1.51%  1.59%          1.84%**
Ratio of net investment
 income to average
 net assets  .......           0.07%  0.05%          1.07%**
Portfolio turnover
 rate  .............         105.11% 94.76%         88.55%**
Average commission
 rate paid .........          $0.0062$0.0124

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                                              period from
                     For the fiscal year          April 20,
                           ended March 31,          1995*
                      --------------------             to
                               1998   1997 March 31, 1996
                           ------------------     ---------
Net asset value,
 beginning of period          $9.73 $10.15         $10.00
                             ------ ------         ------
Income from investment
 operations:
 Net investment
   income ..........           0.21   0.23           0.16
 Net realized and
   unrealized gain (loss)
   on investments...           2.16  (0.30)          0.14
                             ------ ------         ------
Total from investment
 operations ........           2.37  (0.07)          0.30
                             ------ ------         ------
Less distributions:
 From net investment
   income...........          (0.22) (0.21)         (0.15)
 From capital gains           (0.46) (0.14)         (0.00)
                             ------ ------         ------
Total distributions           (0.68) (0.35)         (0.15)
                             ------ ------         ------
Net asset value,
 end of period .....         $11.42  $9.73         $10.15
                             ====== ======         ======
Total return .......          24.94% -0.86%          3.00%
Net assets, end of
 period (000
 omitted)  .........        $19,415$13,398        $13,221
Ratio of expenses
 to average net
 assets ............           2.44%  2.52%          2.54%**
Ratio of net investment
 income to average net
 assets ............           2.02%  2.21%          2.14%**
Portfolio
 turnover rate .....         220.67%109.92%         75.02%
Average commission
 rate paid .........          $0.0417$0.0375
 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For the fiscal year            For the
                           ended March 31,        period from
                      --------------------        December 29, 1995*
                               1998   1997        to March 31, 1996
                           ----------------       ------------------
Net asset value,
 beginning of
 period  ...........          $9.73 $10.16         $10.23
                              ----- ------         ------
Income from investment
 operations:
 Net investment
   income...........           0.31   0.27           0.07
 Net realized and
   unrealized gain (loss)
   on investments ..           2.16  (0.26)         (0.08)
                              ----- ------         ------
Total from investment
 operations  .......           2.47   0.01          (0.01)
                              ----- ------         ------
Less distributions:
 From net investment
   income ..........          (0.31) (0.30)         (0.06)
 From capital gains           (0.46) (0.14)         (0.00)
                              ----- ------         ------
Total distributions           (0.77) (0.44)         (0.06)
                              ----- ------         ------
Net asset value,
 end of period  ....         $11.43  $9.73         $10.16
                             ====== ======         ======
Total return .......          26.06%  0.05%         -0.25%
Net assets, end of
 period (000
 omitted) ..........           $225   $116             $1
Ratio of expenses
 to average net
 assets  ...........           1.58%  1.61%          1.95%**
Ratio of net investment
 income to average
 net assets  .......           2.90%  2.97%          2.34%**
Portfolio turnover
 rate  .............         220.67%109.92%         75.02%**
Average commission
 rate paid .........          $0.0417$0.0375

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........          $9.90 $10.00  $ 9.70  $9.84  $10.06
                             ------ ------  ------  -----  ------
Income from investment
 operations:
 Net investment
   income ..........           0.45   0.44    0.41   0.39    0.35
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.24  (0.09)   0.30  (0.13)  (0.20)
                             ------ ------  ------  -----  ------
Total from investment
 operations  .......           0.69   0.35    0.71   0.26    0.15
                             ------ ------  ------  -----  ------
Less distributions:
 Declared from net
   investment income          (0.45) (0.44) (0.41)  (0.39)  (0.35)
 From capital gains           (0.00) (0.01) (0.00)  (0.01)  (0.02)
                             ------ ------  ------  -----  ------
Total distributions           (0.45) (0.45) (0.41)  (0.40)  (0.37)
                             ------ ------  ------  -----  ------
Net asset value,
 end of period  ....         $10.14  $9.90  $10.00  $9.70  $ 9.84
                             ====== ======  ======  =====  ======
Total return .......           7.15%  3.52%   7.41%  2.73%   1.41%
Net assets, end of
 period (000
 omitted)  .........        $18,148$17,770 $23,682$12,419 $11,671
Ratio of expenses
 to average net
 assets  ...........           2.12%  2.07%   2.10%  2.17%   2.14%
Ratio of net investment
 income to average
 net assets ........           4.52%  4.40%   4.14%  4.05%   3.41%
Portfolio turnover
 rate  .............          27.37% 23.05%  22.08% 29.20%  25.90%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the fiscal year          For the
                          ended March 31,         period from
                       -------------------        December 29, 1995*
                               1998   1997        to March 31, 1996
                           ---------------        --------------------
Net asset value,
 beginning of
 period  ...........          $9.90 $10.00         $10.16
                             ------ ------         ------
Income from investment
 operations:
 Net investment
   income...........           0.53   0.52           0.11
 Net realized and
   unrealized gain (loss)
   on investments ..           0.24  (0.09)         (0.16)
                             ------ ------         ------
Total from investment
 operations  .......           0.77   0.43          (0.05)
                             ------ ------         ------
Less distributions:
 From net investment
   income ..........          (0.53) (0.52)         (0.11)
 From capital gains           (0.00) (0.01)         (0.00)
                             ------ ------         ------
Total distributions           (0.53) (0.53)         (0.11)
                             ------ ------         ------
Net asset value,
 end of period  ....         $10.14  $9.90         $10.00
                             ====== ======         ======
Total return .......           7.91%  4.33%         -0.49%
Net assets, end of
 period (000
 omitted) ..........           $184   $105             $1
Ratio of expenses
 to average net
 assets  ...........           1.32%  1.04%          1.18%**
Ratio of net investment
 income to average
 net assets  .......           5.32%  5.62%          4.70%**
Portfolio turnover
 rate  .............          27.37% 23.05%         22.08%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout the Period:
                            For the
                        period from
                     July 31, 1997*
                                 to
                     March 31, 1998
                           ---------
Net asset value,
 beginning of period         $10.00
                             ------
Income from investment
 operations:
 Net investment
   income ..........           0.37
 Net realized and
   unrealized gain
   on investments...           0.79
                             ------
Total from investment
 operations ........           1.16
                             ------
Less distributions:
 Declared from net
   investment income          (0.37)
 From capital gains           (0.00)
                             ------
Total distributions           (0.37)
                             ------
Net asset value,
 end of period .....         $10.79
                             ======
Total return .......          11.77%
Net assets, end of
 period (000
 omitted)  .........        $11,812
Ratio of expenses
 to average net
 assets ............           2.52%**
Ratio of net investment
 income to average net
 assets ............           5.98%**
Portfolio
 turnover rate .....          67.82%

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1998   1997    1996   1995    1994
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $10.74 $10.63  $10.30 $10.12  $10.53
                             ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment
   income ..........           0.44   0.45    0.43   0.44    0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.71   0.11    0.33   0.18   (0.28)
                             ------ ------  ------ ------  ------
Total from investment
 operations  .......           1.15   0.56    0.76   0.62    0.11
                             ------ ------  ------ ------  ------
Less distributions:
 Declared from net
   investment income         (0.44)  (0.45)  (0.43) (0.44)  (0.39)
 From capital gains          (0.00)  (0.00)  (0.00) (0.00)  (0.13)
                             ------ ------  ------ ------  ------
Total distributions          (0.44)  (0.45)  (0.43) (0.44)  (0.52)
                             ------ ------  ------ ------  ------
Net asset value,
 end of period  ....         $11.45 $10.74  $10.63 $10.30  $10.12
                             ====== ======  ====== ======  ======
Total return .......          10.89%  5.32%   7.48%  6.37%   0.76%
Net assets, end of
 period (000
 omitted)  .........        $40,023$36,618 $33,869$27,434 $24,960
Ratio of expenses
 to average net
 assets  ...........           1.89%  1.92%   1.93%  1.94%   1.98%
Ratio of net investment
 income to average
 net assets  .......           3.94%  4.18%   4.05%  4.41%   3.62%
Portfolio turnover
 rate  .............          27.86% 34.72%  42.02% 56.92%  18.93%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                ForFor the
                                the fiscal          For the
                             period  year period from
                              ended  ended        December 29, 1995*
                           6/23/97**3/31/97       to March 31, 1996
                           ----------------       --------------------
Net asset value,
 beginning of
 period  ...........         $10.74 $10.63         $10.94
                             ------ ------         ------
Income from investment
 operations:
 Net investment
   income...........           0.10   0.52           0.12
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.29   0.11          (0.31)
                             ------ ------         ------
Total from investment
 operations  .......           0.39   0.63          (0.19)
                             ------ ------         ------
Less dividends from net
 investment income            (0.10) (0.52)         (0.12)
                             ------ ------         ------
Net asset value,
 end of period  ....         $11.03 $10.74         $10.63
                             ====== ======         ======
Total return .......           3.22%  5.96%         -1.80%
Net assets, end of
 period (000
 omitted) ..........             $0     $1             $1
Ratio of expenses
 to average net
 assets  ...........           4.95%***1.28%         1.18%***
Ratio of net investment
 income to average
 net assets  .......           4.12%***4.83%         4.33%***
Portfolio turnover
 rate  .............          27.86%***34.72%       42.02%***

  *Commencement of operations.
 **All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.
***Annualized.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

Note 1 - Significant Accounting Policies

     Waddell & Reed Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues eight series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid
     and asked prices quoted by major dealers in such stocks.   Restricted
     securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards. The following items identified in the period ended March 31, 1998 have been reclassified between accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investment transactions or to additional paid-in capital:

                            Increase          Increase
                            (Decrease)       (Decrease)
                            Accumulated     Accumulated
                            Undistributed  Undistributed    Additional
                            Net Investment  Net Realized     Paid-In
                            Income              Gain         Capital
                            -------------- -------------    ------------
     Total Return Fund      $  903,167      $  (903,167)         $   ---
     Growth Fund             2,823,349       (2,823,349)             ---
     Science and Technology
         Fund                   41,868            ---            (41,868)
     International Growth
         Fund                  556,202         (556,202)             ---
     Asset Strategy Fund         (3,045)          3,045              ---

     Net investment income, net realized gains and net assets were not affected by these changes.

F.   Futures -- See Note 7 -- Futures.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Corporation was incorporated in Maryland on January 29, 1992 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until September 21, 1992 (the date of the initial public offering). The original Corporation consisted of five mutual funds - Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund.

     On April 24, 1992, Waddell & Reed, Inc. ("W&R"), the Corporation's principal distributor and underwriter, purchased for investment 2,000 shares of each series of the original Corporation at their net asset value of $10.00 per share.

     The Corporation's organizational expenses in the amount of $162,960 were advanced to the Corporation by W&R and were an obligation to be paid by the original mutual funds. These expenses were amortized evenly over the 60-month period following the date of the initial public offering.

     Asset Strategy Fund was established in Maryland on January 31, 1995 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until April 20, 1995 (the date of the initial public offering).

     Asset Strategy Fund's organizational expenses in the amount of $759 were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable evenly over 60 months following the date of the initial public offering.

     Science and Technology Fund and High Income Fund were established in Maryland and were inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until July 31, 1997 (the date of the initial public offering).

     Science and Technology Fund and High Income Fund's registration expenses were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses are being amortized and are payable over 12 months following the incurrence of the registration expenses.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

     Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee computed on each Fund's net assets as of the close of business each day at the following annual rates: Total Return Fund - 0.71% of net assets, Growth Fund - 0.81% of net assets, Science and Technology Fund - 0.71% of net assets, International Growth Fund - 0.81% of net assets, Asset Strategy Fund - 0.81% of net assets, Limited-Term Bond Fund - 0.56% of net assets, High Income Fund - 0.66% of net assets and Municipal Bond Fund - 0.56% of net assets. The fee is accrued and paid daily.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level               Annual Fee
          (all dollars in millions)       Rate for Each Fund
          ------------------------       -------------------
          From $    0  to $   10                $      0
          From $   10  to $   25                $ 10,000
          From $   25  to $   50                $ 20,000
          From $   50  to $  100                $ 30,000
          From $  100  to $  200                $ 40,000
          From $  200  to $  350                $ 50,000
          From $  350  to $  550                $ 60,000
          From $  550  to $  750                $ 70,000
          From $  750  to $1,000                $ 85,000
               $1,000 and Over                  $100,000


     For Class B shares, each Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. For Class Y shares, each Fund pays WARSCO a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that Class for the preceding month. Each Fund also reimburses W&R, WRIMCO and WARSCO for certain out-of-pocket costs.

     The Corporation has adopted a 12b-1 plan for both Class B and Class Y shares. Under the Distribution and Service Plan for the Class B shares, W&R, principal underwriter and sole distributor of the Corporation's shares, is compensated in an amount calculated and payable daily up to 1% annually of each of the Fund's Class B average daily net assets. This fee consists of two elements: (i) up to 0.75% of the particular Fund's Class B net asset value for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% of the particular Fund's Class B net asset value may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended March 31, 1998, the Distributor received $7,896,764 in 12b-1 payments. During this same period W&R paid sales commissions of $3,538,271.

     Under a Distribution and Service Plan for Class Y shares adopted by the Corporation pursuant to Rule 12b-1, with respect to each Fund, the Corporation pays W&R daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the particular Fund's Class Y net asset value. During the period ended March 31, 1998, the Distributor received $4,396 in 12b-1 payments on Class Y shares.

     For Class B shares, a contingent deferred sales charge may be assessed against a shareholder's redemption amount and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended March 31, 1998, the Distributor received $928,824 in deferred sales charges.

     The Corporation paid Directors' fees of $24,628, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

     Investment securities transactions for the period ended March 31, 1998 are summarized as follows:

                                   Total                   Science and
                                  Return         Growth     Technology
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............$132,409,198   $ 71,066,633    $ 6,100,494
Purchases of U.S. Government
 securities  ...............         ---            ---            ---
Purchases of short-term
 securities  ............... 494,373,110    499,529,707     10,439,680
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  .... 140,534,645     82,789,524        763,248
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ............... 457,024,425    487,547,373      9,425,117

                           International          Asset       Limited-
                                  Growth       Strategy      Term Bond
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ............... $80,720,244    $21,313,799     $2,714,600
Purchases of U.S. Government
 securities  ...............         ---      7,114,013      2,015,093
Purchases of short-term
 securities  ...............  95,420,876     46,427,972      8,115,214
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  66,141,425     23,374,086      3,540,999
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---      4,394,090      1,335,628
Proceeds from maturities
 and sales of short-term
 securities  ...............  97,469,458     43,345,625      7,877,055


                                    High      Municipal
                                  Income           Bond
                                    Fund           Fund
                             -----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ............... $14,341,508    $13,540,130
Purchases of U.S. Government
 securities  ...............         ---            ---
Purchases of short-term
 securities  ...............  12,248,500     10,863,889
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....   3,525,494     10,565,527
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ...............  11,721,739     12,104,175

     For Federal income tax purposes, cost of investments owned at March 31, 1998 and the related unrealized appreciation (depreciation) were as follows:

                                                             Aggregate
                            Cost AppreciationDepreciation Appreciation
                     ----------- -------------------------------------
Total Return Fund   $304,748,511 $176,531,236    $233,154 $176,298,082
Growth Fund          219,974,938  118,209,102   8,878,521  109,330,581
Science and Technology
 Fund                  6,232,227    1,288,048      48,594    1,239,454
International Growth
 Fund                 67,302,982   24,821,730   3,398,771   21,422,959
Asset Strategy Fund   19,029,868    1,290,868     131,976    1,158,892
Limited-Term Bond Fund18,006,219      214,344      31,448      182,896
High Income           11,440,042      519,660      13,746      505,914
Municipal Bond Fund   38,400,915    2,416,805       5,889    2,410,916

NOTE 5 -- Federal Income Tax Matters

     For Federal income tax purposes, Total Return Fund, Growth Fund, International Growth fund and High Income Fund realized capital gain net income of $22,548,354, $24,170,150, $6,155,683 and $57,069, respectively, during the year ended March 31, 1998. For Federal income tax purposes, Asset Strategy Fund realized capital gain net income of $1,270,152 during the year ended March 31, 1998, which included utilization of the remaining capital loss carryovers of $224,368. For Federal income tax purposes, Municipal Bond Fund realized capital gain net income of $321, 347 during the year ended March 31, 1998, which included utilization of the remaining capital loss carryovers of $160,264. For Federal income tax purposed, Science and Technology Fund realized no net capital gains or losses for the year ended March 31, 1998, because of the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, Limited-Term Bond Fund realized capital losses of $66,217 during the year ended March 31, 1998, and these losses are available to offset future realized capital gain net income of the Fund through March 31, 2006. In addition, the Fund has loss carryovers of $88,346 which are available to offset future realized capital gain net income through March 31, 2005. A portion of the capital gain net income of Total Return Fund, Growth Fund, International Growth Fund, and Asset Strategy Fund was paid to shareholders during the year ended March 31, 1998. Remaining capital gains of these Funds, as well as the capital gain net income of High Income Fund and Municipal Bond Fund, will be distributed to shareholders. Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1997 through March 31, 1998, Science and Technology Fund incurred net capital losses of $145,612, which have been deferred to the fiscal year ending March 31, 1999.

NOTE 6 -- Multiclass Operations

     Each Fund within the Corporation is authorized to offer investors two classes of shares, Class B and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a contingent deferred sales charge on redemptions and have separate fee structures for transfer agency and dividend disbursement services and Rule 12b-1 Service Plan fees. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the periods ended March 31, 1998 are summarized below.

                              Total                 Science and
                             Return        Growth    Technology
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    4,399,162     2,218,331       688,314
 Class Y  ............       10,267         7,001           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      670,612       554,676           ---
 Class Y  ............        1,205           940           ---
Shares redeemed:
 Class B  ............   (3,211,891)   (2,148,695)      (54,306)
 Class Y  ............       (1,100)         (590)          ---
                          ---------     ---------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    1,857,883       624,312       634,008
 Class Y  ............       10,372         7,351           ---
                          ---------     ---------       -------
   Total for Fund ....    1,868,255       631,663       634,008
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............  $95,637,486   $50,811,741    $7,140,148
 Class Y  ............      225,894       159,084           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............   14,277,278    12,519,105           ---
 Class Y  ............       26,035        21,545           ---
Value redeemed:
 Class B  ............  (69,514,589)  (47,378,065)     (577,377)
 Class Y  ............      (24,796)      (14,138)          ---
                        -----------   -----------    ----------
Increase (decrease) in outstanding
 capital:
 Class B  ............   40,400,175    15,952,781     6,562,771
 Class Y  ............      227,133       166,491           ---
                        -----------   -----------    ----------
    Total for Fund  ..  $40,627,308   $16,119,272    $6,562,771
                        ===========   ===========    ==========


                      International         Asset      Limited-
                             Growth      Strategy     Term Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    2,054,848       605,147       569,831
 Class Y  ............        7,435         7,066         7,245
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      597,161        93,471        78,843
 Class Y  ............        2,503         1,199           757
Shares redeemed:
 Class B  ............     (934,627)     (375,975)     (653,746)
 Class Y  ............         (758)         (524)         (491)
                          ---------       -------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    1,717,382       322,643        (5,072)
 Class Y  ............        9,180         7,741         7,511
                          ---------       -------       -------
   Total for Fund ....    1,726,562       330,384         2,439
                          =========       =======       =======
Value issued from sale
 of shares:
 Class B  ............  $27,025,697    $6,622,288    $5,743,494
 Class Y  ............       98,868        75,255        73,278
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............    7,165,928       995,509       795,037
 Class Y  ............       30,585        12,792         7,642
Value redeemed:
 Class B  ............  (12,313,001)   (4,033,849)   (6,590,640)
 Class Y  ............      (10,285)       (5,736)       (4,958)
                        -----------    ----------   -----------
Increase (decrease) in outstanding
 capital:
 Class B  ............   21,878,624     3,583,948       (52,109)
 Class Y  ............      119,168        82,311        75,962
                        -----------    ----------    ----------
    Total for Fund  ..  $21,997,792    $3,666,259    $   23,853
                        ===========    ==========    ==========


                               High     Municipal
                             Income          Bond
                               Fund          Fund
                        -----------  ------------
Shares issued from sale
  of shares:
 Class B  ............    1,155,007       740,539
 Class Y  ............          ---           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       20,516       122,880
 Class Y  ............          ---           ---
Shares redeemed:
 Class B  ............      (80,656)     (779,193)
 Class Y  ............          ---           (97)
                          ---------     ---------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    1,094,867        84,226
 Class Y  ............          ---           (97)
                          ---------     ---------
   Total for Fund ....    1,094,867        84,129
                          =========     =========
Value issued from sale
 of shares:
 Class B  ............  $11,880,381    $8,274,574
 Class Y  ............          ---           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      214,581     1,376,981
 Class Y  ............          ---             7
Value redeemed:
 Class B  ............     (846,045)   (8,716,298)
 Class Y  ............          ---        (1,076)
                        -----------    ----------
Increase (decrease) in outstanding
 capital:
 Class B  ............   11,248,917      935,257
 Class Y  ............          ---        (1,069)
                        -----------    ----------
    Total for Fund  ..  $11,248,917   $  934,188
                        ===========    ==========


     Transactions in capital stock for the period ended March 31, 1997 are summarized below.


                              Total               International
                             Return        Growth        Growth
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    6,808,591     3,632,678     2,238,293
 Class Y  ............       24,004        14,358        17,526
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       95,480       341,944         2,464
 Class Y  ............           30             1             2
Shares redeemed:
 Class B  ............   (2,181,104)   (2,712,593)     (270,903)
 Class Y  ............       (1,854)          ---          (118)
                          ---------     ---------     ---------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    4,722,967     1,262,029     1,969,854
 Class Y  ............       22,180        14,359        17,410
                          ---------     ---------     ---------
   Total for Fund ....    4,745,147     1,276,388     1,987,264
                          =========     =========     =========
Value issued from sale
 of shares:
 Class B  ............ $119,248,838   $77,383,014   $25,345,167
 Class Y  ............      448,206       293,327       208,529
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............    1,705,291     6,948,199        27,578
 Class Y  ............          541            30            21
Value redeemed:
 Class B  ............  (39,096,763)  (55,095,161)   (3,038,791)
 Class Y  ............      (33,626)          ---        (1,423)
                        -----------   -----------   -----------
Increase (decrease) in outstanding
 capital:
 Class B  ............   81,857,366    29,236,052    22,333,954
 Class Y  ............      415,121       293,357       207,127
                        -----------   -----------   -----------
    Total for Fund  ..  $82,272,487   $29,529,409   $22,541,081
                        ===========   ===========   ===========


                              Asset      Limited-     Municipal
                           Strategy     Term Bond          Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............      648,628       532,545       690,053
 Class Y  ............       11,760        10,427           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       47,461        84,279       123,331
 Class Y  ............           77            91             5
Shares redeemed:
 Class B  ............     (621,105)   (1,190,546)     (587,793)
 Class Y  ............          ---           ---           ---
                          ---------     ---------       -------
Increase (decrease) in
 outstanding capital shares:
 Class B  ............       74,984      (573,722)      225,591
 Class Y  ............       11,837        10,518             5
                          ---------     ---------       -------
   Total for Fund ....       86,821      (563,204)      225,596
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............   $6,618,305    $5,314,824    $7,405,072
 Class Y  ............      120,365       104,186           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      483,186       840,800     1,327,022
 Class Y  ............          773           956            48
Value redeemed:
 Class B  ............   (6,363,794)  (11,853,606)   (6,314,829)
 Class Y  ............          ---           ---           ---
                        -----------   -----------    ----------
Increase (decrease) in
 outstanding capital:
 Class B  ............      737,697    (5,697,982)    2,417,265
 Class Y  ............      121,138       105,142            48
                        -----------   -----------    ----------
    Total for Fund  ..  $   858,835   $(5,592,840)   $2,417,313
                        ===========   ===========    ==========

NOTE 7 -- Futures

     Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Total Return Fund, Growth Fund, Science and Technology Fund, International Growth Fund, Asset Strategy Fund, Limited-Term Bond Fund, High Income Fund and Municipal Bond Fund (collectively the "Funds") comprising Waddell & Reed Funds, Inc. as of March 31, 1998, and the related statements of operations for the fiscal periods then ended and changes in net assets for each of the fiscal periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers or other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of each of the respective funds comprising Waddell & Reed Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
May 8, 1998

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares in Total Return Fund, Growth Fund or Asset Strategy Fund, respectively, owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

                        PER-SHARE AMOUNTS REPORTABLE AS:
          --------------------------------------------------------------------
                           For Individuals                 For Corporations
                  --------------------------------------------------------------
-
  Record         OrdinaryLong-Term Capital Gain              Non- Long-Term
    Date    Total  Income   28% Rate 20% RateQualifyingQualifyingCapital Gain
----------- -------------   -------- ---------------------------------------
                               Total Return Fund
                              Class B and Class Y
12-12-97   $0.777 $0.0597    $0.2216  $0.4957   $0.0000   $0.0597   $0.7173
           ------ -------    -------  -------   -------   -------   -------
Total      $0.777 $0.0597    $0.2216  $0.4957   $0.0000   $0.0597   $0.7173
           ====== =======    =======  =======   =======   =======   =======
                                  Growth Fund
                              Class B and Class Y
12-12-97   $1.154 $0.1491    $0.8059  $0.1990   $0.0000   $0.1491   $1.0049
           ------ -------    -------  -------   -------   -------   -------
Total      $1.154 $0.1491    $0.8059  $0.1990   $0.0000   $0.1491   $1.0049
           ====== =======    =======  =======   =======   =======   =======
                           International Growth Fund
                              Class B and Class Y
12-12-97   $1.380 $0.9650    $0.1955  $0.2195   $0.0000   $0.9650   $0.4150
           ------ -------    -------  -------   -------   -------   -------
Total      $1.380 $0.9650    $0.1955  $0.2195   $0.0000   $0.9650   $0.4150
           ====== =======    =======  =======   =======   =======   =======
                              Asset Strategy Fund
                                    Class B
 6-13-97   $0.040 $0.0400    $0.0000  $0.0000   $0.0073   $0.0327   $0.0000
 9-12-97     .040  0.0400     0.0000   0.0000    0.0109    0.0291    0.0000
12-12-97     .560  0.5371     0.0000   0.0229    0.0267    0.5104    0.0229
 3-13-98     .040  0.0400     0.0000   0.0000    0.0012    0.0388    0.0000
           ------ -------    -------  -------   -------   -------   -------
Total      $0.680 $0.6571    $0.0000  $0.0229   $0.0461   $0.6110   $0.0229
           ====== =======    =======  =======   =======   =======   =======
                              Asset Strategy Fund
                                    Class Y
 6-13-97   $0.058 $0.0580    $0.0000  $0.0000   $0.0106   $0.0474   $0.0000
 9-12-97     .068  0.0680     0.0000   0.0000    0.0185    0.0495    0.0000
12-12-97     .581  0.5581     0.0000   0.0229    0.0324    0.5257    0.0229
 3-13-98     .062  0.0620     0.0000   0.0000    0.0019    0.0601    0.0000
           ------ -------    -------  -------   -------   -------   -------
Total      $0.769 $0.7461    $0.0000  $0.0229   $0.0634   $0.6827   $0.0229
           ====== =======    =======  =======   =======   =======   =======


Dividends are declared and recorded by each Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly on the 27th of the month or on the preceding business day if the 27th is a weekend or holiday.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends and long-term capital gains paid during the fiscal year ended March 31, 1998:

                       PER-SHARE AMOUNTS REPORTABLE AS:
                ---------------------------------------------------------
                  For Individuals                 For Corporations
               --------------------------- ------------------------------
  Record         OrdinaryLong-Term Capital Gain              Non- Long-Term
    Date    Total  Income   28% Rate 20% RateQualifyingQualifyingCapital Gain
----------- -------------   -------- ---------------------------------------

                             Limited-Term Bond Fund
                              Class B and Class Y
April 1997 through
  March 1998100.00%100.00%      ---%     ---%      ---%   100.00%      ---%


                                                        Long-Term
 Record                   Exempt     Non-      Non-       Capital
 Date          Total    Interest    Exempt   Taxable       Gain
--------    ---------   --------   -------   -------     --------
                              Municipal Bond Fund
                              Class B and Class Y
April through
  December
  1997       100.00%    98.0765%     1.9235%---%        ---%
January through
  March
  1998       100.00%    97.5847%     2.4153%---%        ---%

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from Municipal Bond Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from all Funds.

                           Shareholder Meeting Results

A special meeting of shareholders of Waddell & Reed Funds, Inc. Asset Strategy Fund, Growth Fund, International Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and Total Return Fund was held on July 28, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.To elect the Board of Directors;

                                                       Broker
                                  For     WithheldNon-Votes*
      Henry L. Bellmon        19,886,274   546,698         0
      Dodds I. Buchanan       19,916,915   516,057         0
      James M. Concannon      19,917,428   515,544         0
      John A. Dillingham      19,916,208   516,764         0
      Linda Graves            19,910,190   522,782         0
      John F. Hayes           19,889,979   542,993         0
      Glendon E. Johnson      19,893,600   539,372         0
      William T. Morgan       19,911,400   521,572         0
      Ronald K. Richey        19,905,216   527,756         0
      William L. Rogers       19,915,304   517,668         0
      Frank J. Ross, Jr.      19,917,428   515,544         0
      Eleanor B. Schwartz     19,916,777   516,195         0
      Keith A. Tucker         19,908,675   524,297         0
      Frederick Vogel III     19,915,154   517,818         0
      Paul S. Wise            19,891,894   541,078         0

Item 2.To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
               For     Against   AbstainNon-Votes*
               19,329,963207,214 895,795         0

Item 3.To approve or disapprove changes to the following fundamental investment policies and restrictions:

       3.1 For Municipal Bond Fund only: Elimination of Fundamental Restriction Regarding Repurchase Transactions
                                                      Broker
               For               Against   AbstainNon-Votes*
           1,822,130              46,096   101,669         0

       3.2 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         649,183    18,129    37,224         0
     Growth Fund               5,155,642   128,955   368,687     6,216
     International
       Growth Fund             2,131,128    28,567   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,817,830    50,396   101,669         0
     Total Return Fund         8,126,826   177,240   554,882         0

       3.3 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         645,120    22,192    37,224         0
     Growth Fund               5,152,732   131,865   368,687     6,216
     International Growth Fund 2,130,849    28,846   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,818,124    50,102   101,669         0
     Total Return Fund         8,131,401   172,471   555,076         0

       3.4 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         649,632    17,680    37,224         0
     Growth Fund               5,159,003   125,594   368,687     6,216
     International Growth Fund 2,130,730    28,965   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,822,130    46,096   101,669         0
     Total Return Fund         8,124,137   179,735   555,076         0

       3.5 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights (Growth Fund, International Growth Fund, Limited-Term Bond Fund and Total Return Fund only)
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Growth Fund               5,160,293   124,304   368,687     6,216
     International Growth Fund 2,131,128    28,567   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Total Return Fund         8,128,040   175,664   555,244         0

       3.6 For all Funds (except Asset Strategy Fund): Elimination of Fundamental Restrictions Regarding Arbitrage Transactions
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Growth Fund               5,158,504   126,093   368,687     6,216
     International Growth Fund 2,131,128    28,567   109,354         0
     Limited-Term Bond Fund      903,387    33,488    34,169         0
     Municipal Bond Fund       1,822,025    46,201   101,669         0
     Total Return Fund         8,130,160   173,712   555,076         0

       3.7 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         644,988    22,324    37,224         0
     Growth Fund               5,156,061   128,524   368,699     6,216
     International Growth Fund 2,131,165    28,530   109,354         0
     Limited-Term Bond Fund      903,257    33,618    34,169         0
     Municipal Bond Fund       1,821,584    46,642   101,669         0
     Total Return Fund         8,126,828   177,044   555,076         0

       3.8  Modification of Fundamental Policy Regarding Loans
                                                                Broker
                                     For   Against   AbstainNon-Votes*
     Asset Strategy Fund         650,169    17,143    37,224         0
     Growth Fund               5,158,513   125,978   368,793     6,216
     International Growth Fund 2,129,575    30,120   109,354         0
     Limited-Term Bond Fund      898,677    38,198    34,169         0
     Municipal Bond Fund       1,822,025    46,201   101,669         0
     Total Return Fund         8,126,057   177,695   555,196         0

Item 4.For Asset Strategy Fund only: To approve or disapprove a change in the goal of the Fund.
                                                      Broker
               For               Against   AbstainNon-Votes*
             645,958              17,686    40,892     0

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.



DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS
Keith A. Tucker, President
Michael L. Avery, Vice President
Abel Garcia, Vice President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
Russell E. Thompson, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President




This report is submitted for the general information of the shareholders of Waddell & Reed Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Funds, Inc. current prospectus.



To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

WADDELL & REED FUNDS, INC.

Total Return Fund
Growth Fund
Science and Technology Fund
International Growth Fund
Asset Strategy Fund
Limited-Term Bond Fund
High Income Fund
Municipal Bond Fund





























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FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

WRR3000A(3-98)
printed on recycled paper